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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Strategic California Municipal Income Fund, July 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 98.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 10.1%
City of Fresno Airport(a)
Refunding Revenue Bonds
Series 2013B AMT (BAM)
07/01/2028	5.000%	500,000	545,360
07/01/2030	5.125%	1,050,000	1,148,196
City of Los Angeles Department of Airports(a)
Revenue Bonds
Los Angeles International
Subordinated Series 2018 AMT
05/15/2048	5.250%	3,000,000	3,477,540
Los Angeles International Airport
Subordinated Series 2017 AMT
05/15/2041	5.000%	1,500,000	1,670,490
Subordinated Series 2017A AMT
05/15/2047	5.000%	1,250,000	1,399,738
City of Los Angeles Department of Airports(a),(b)
Revenue Bonds
Subordinated Series 2018C AMT
05/15/2044	5.000%	2,000,000	2,255,900
County of Orange Airport
Revenue Bonds
Series 2009A
07/01/2039	5.250%	2,500,000	2,579,175
County of Sacramento Airport System(a)
Refunding Revenue Bonds
Series 2018C AMT
07/01/2037	5.000%	3,000,000	3,444,570
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2041	5.000%	5,500,000	6,224,130
Norman Y. Mineta San Jose International Airport(a)
Refunding Revenue Bonds
Series 2017A AMT
03/01/2047	5.000%	3,000,000	3,352,200
San Diego County Regional Airport Authority(a)
Revenue Bonds
Subordinated Series 2017B AMT
07/01/2047	5.000%	1,000,000	1,116,420
San Francisco City & County Airport Commission - San Francisco International Airport(a)
Refunding Revenue Bonds
2nd Series 2011F AMT
05/01/2029	5.000%	5,210,000	5,583,661
Revenue Bonds
San Francisco International Airport
Series 2016 AMT
05/01/2041	5.000%	3,305,000	3,681,373
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014A AMT
05/01/2044	5.000%	6,000,000	6,608,940
Series 2018 AMT
05/01/2048	5.000%	8,000,000	9,032,720
Total			52,120,413
Charter Schools 4.2%
California Municipal Finance Authority(c)
Revenue Bonds
Julian Charter School Project
Series 2015A
03/01/2045	5.625%	3,000,000	3,020,310
California School Finance Authority(c)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2041	5.000%	1,750,000	1,872,413
08/01/2046	5.000%	2,250,000	2,400,277
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2035	5.000%	3,010,000	3,246,706
07/01/2045	5.000%	1,705,000	1,818,706
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,510,000	1,621,378
KIPP LA Projects
Series 2014A
07/01/2044	5.125%	1,000,000	1,083,880
Series 2015A
07/01/2045	5.000%	1,000,000	1,082,440
Series 2017
07/01/2047	5.000%	1,500,000	1,651,665
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	3,000,000	3,361,170
07/01/2046	6.375%	405,000	453,758
Total			21,612,703
Health Services 1.2%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2039	5.000%	2,000,000	2,216,100
Columbia Strategic California Municipal Income Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Inland Regional Center Project
Series 2015
06/15/2045	5.000%	3,500,000	3,831,380
Total			6,047,480
Higher Education 7.2%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2047	5.000%	4,250,000	4,709,298
University of the Pacific
Series 2015
11/01/2036	5.000%	2,000,000	2,232,480
Revenue Bonds
California Lutheran University
Series 2008
10/01/2038	5.750%	3,000,000	3,019,590
Chapman University
Series 2011
04/01/2031	5.000%	4,375,000	4,705,444
Series 2015
04/01/2040	5.000%	2,500,000	2,752,275
Loyola Marymount University
Series 2010A
10/01/2040	5.125%	1,250,000	1,298,075
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/2041	5.000%	4,500,000	4,895,100
Biola University
Series 2017
10/01/2039	5.000%	1,000,000	1,121,680
Revenue Bonds
Biola University
Series 2013
10/01/2038	5.000%	1,000,000	1,086,000
10/01/2042	5.000%	2,360,000	2,557,107
California Statewide Communities Development Authority(c)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2041	5.000%	1,875,000	2,015,606
Revenue Bonds
California Baptist University
Series 2014A AMT
11/01/2043	6.375%	3,000,000	3,437,820
Lancer Plaza Project
Series 2013
11/01/2033	5.625%	1,400,000	1,556,282
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013 AMT
11/01/2043	5.875%	1,875,000	2,077,181
Total			37,463,938
Hospital 15.0%
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/2040	5.000%	5,000,000	5,548,950
Sutter Health
Series 2017A
11/15/2048	4.000%	5,510,000	5,634,305
Revenue Bonds
Dignity Health
Series 2009E
07/01/2025	5.625%	1,125,000	1,164,015
Series 2011A
03/01/2041	5.250%	3,000,000	3,202,530
El Camino Hospital
Series 2017
02/01/2047	5.000%	4,000,000	4,506,600
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	7,000,000	7,218,260
Lucile Packard Stanford Hospital
Series 2016
08/15/2055	5.000%	1,000,000	1,116,140
Lucile Salter Packard Children’s Hospital
Series 2017
11/15/2056	5.000%	1,000,000	1,127,290
St. Joseph Health System
Series 2009A
07/01/2029	5.500%	1,500,000	1,558,005
Series 2013A
07/01/2037	5.000%	2,000,000	2,214,200
Sutter Health
Series 2018A
11/15/2048	5.000%	2,500,000	2,843,850
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2040	5.000%	2,000,000	2,186,360
Series 2017A
02/01/2042	4.000%	2,000,000	2,014,340
02/01/2047	5.000%	2,000,000	2,206,500

2	Columbia Strategic California Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2017
10/15/2047	5.000%	4,000,000	4,271,360
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System West
Series 2015
03/01/2035	5.000%	3,850,000	4,354,581
Huntington Memorial Hospital
Series 2014B
07/01/2044	5.000%	1,000,000	1,094,000
John Muir Health
Series 2018A
12/01/2053	5.000%	700,000	788,277
Redlands Community Hospital OB
Series 2016
10/01/2046	5.000%	1,000,000	1,096,740
Revenue Bonds
Green - Marin General Hospital Project
Series 2018
08/01/2038	5.000%	475,000	544,967
08/01/2045	4.000%	1,000,000	1,016,310
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2043	5.250%	3,120,000	3,447,538
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	2,660,000	2,873,332
City of Torrance
Revenue Bonds
Torrance Memorial Medical Center
Series 2010A
09/01/2030	5.000%	3,000,000	3,166,080
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2042	4.000%	3,000,000	3,025,710
01/01/2047	5.000%	2,000,000	2,188,380
Kaweah Delta Health Care District
Revenue Bonds
Series 2015B
06/01/2040	5.000%	4,770,000	5,158,946
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2039	5.000%	2,000,000	2,150,840
Total			77,718,406
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Investor Owned 0.2%
City of Chula Vista
Revenue Bonds
San Diego Gas & Electric Co.
Series 2004D
01/01/2034	5.875%	1,000,000	1,034,010
Local Appropriation 1.3%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Series 2014A
05/01/2046	5.000%	1,000,000	1,117,130
City of Modesto
Certificate of Participation
Community Center Refinancing Project
Series 1993A (AMBAC)
11/01/2023	5.000%	1,560,000	1,623,336
Sacramento City Schools Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2006A (BAM)
03/01/2040	5.000%	2,000,000	2,206,240
San Mateo County Board of Education
Refunding Certificate of Participation
Series 2009
06/01/2035	5.250%	2,000,000	2,056,580
Total			7,003,286
Local General Obligation 7.9%
Central Unified School District
Unlimited General Obligation Bonds
Election 2016
Series 2017A
08/01/2047	4.000%	1,500,000	1,545,765
Chabot-Las Positas Community College District
Unlimited General Obligation Bonds
Election 2016
Series 2017A
08/01/2042	4.000%	2,250,000	2,348,572
Conejo Valley Unified School District(d)
Unlimited General Obligation Bonds
Series 2015A (AGM)
08/01/2029	0.000%	1,650,000	1,097,382
08/01/2030	0.000%	1,000,000	627,750
East Side Union High School District
Unlimited General Obligation Refunding Bonds
Series 2003B (NPFGC)
08/01/2026	5.250%	2,010,000	2,292,405
Glendale Unified School District(d)
Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2031	0.000%	1,900,000	1,188,735
09/01/2032	0.000%	1,000,000	592,300

Columbia Strategic California Municipal Income Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Long Beach Unified School District(d)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2032	0.000%	1,500,000	892,140
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2009D
01/01/2034	5.000%	750,000	773,310
Manteca Unified School District(d)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2004
Series 2006 (NPFGC)
08/01/2032	0.000%	5,440,000	3,388,848
Marin Healthcare District
Unlimited General Obligation Bonds
Election 2013
Series 2017A
08/01/2047	4.000%	2,500,000	2,607,550
Monterey Peninsula Community College District(d)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2032	0.000%	3,500,000	2,147,600
08/01/2033	0.000%	2,000,000	1,171,220
Mount San Jacinto Community College District
Unlimited General Obligation Bonds
Election of 2014
Series 2018B
08/01/2043	4.000%	3,000,000	3,141,090
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Election of 2006
Series 2012A
08/01/2022	5.000%	660,000	709,018
Series 2015A
08/01/2040	5.000%	1,000,000	1,138,240
Pomona Unified School District(d)
Unlimited General Obligation Bonds
Series 2016G (AGM)
08/01/2033	0.000%	1,000,000	573,660
08/01/2034	0.000%	1,610,000	880,268
Poway Unified School District(d)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	2,295,000	1,553,348
Riverside Community College District(d)
Unlimited General Obligation Bonds
Election of 2004
Series 2015E
08/01/2030	0.000%	600,000	385,902
08/01/2031	0.000%	1,000,000	609,300
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rocklin Unified School District(d)
Unlimited General Obligation Bonds
Capital Appreciation
Series 1995C (NPFGC)
07/01/2020	0.000%	1,705,000	1,602,632
San Diego Unified School District(d)
Unlimited General Obligation Bonds
Capital Appreciation Bonds
Series 2016I
07/01/2034	0.000%	5,000,000	2,737,900
San Gorgonio Memorial Health Care District
Unlimited General Obligation Refunding Bonds
Series 2014
08/01/2039	5.000%	4,000,000	4,422,240
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2037	5.000%	1,500,000	1,653,240
Simi Valley Unified School District
Refunding Certificate of Participation
Capital Improvement Projects
Series 1998 (AMBAC)
08/01/2022	5.250%	800,000	859,784
Total			40,940,199
Multi-Family 2.6%
California Municipal Finance Authority
Refunding Revenue Bonds
Caritas Projects
Series 2017A
08/15/2042	4.000%	1,000,000	1,007,540
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2050	5.000%	1,250,000	1,345,663
Caritas Affordable Housing
Series 2014
08/15/2049	5.250%	3,500,000	3,804,815
Subordinated Series 2014
08/15/2049	5.875%	1,000,000	1,085,110
California Statewide Communities Development Authority
Refunding Revenue Bonds
CHF Irvine LLC
Series 2016
05/15/2040	5.000%	1,000,000	1,110,040
University of California Irvine East Campus Apartments
Series 2012
05/15/2031	5.125%	2,000,000	2,124,820

4	Columbia Strategic California Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2017
05/15/2047	5.000%	2,500,000	2,793,425
Total			13,271,413
Municipal Power 0.7%
City of Riverside Electric
Revenue Bonds
Series 2008D (AGM)
10/01/2028	5.000%	1,325,000	1,332,698
City of Vernon Electric System
Revenue Bonds
Series 2012A
08/01/2030	5.000%	1,000,000	1,072,860
Unrefunded Revenue Bonds
Series 2009A
08/01/2021	5.125%	1,005,000	1,035,442
Total			3,441,000
Other Bond Issue 0.7%
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2040	5.000%	2,000,000	2,198,040
San Diego County Regional Airport Authority
Revenue Bonds
Consolidated Rental Car Facility Project
Series 2014A
07/01/2044	5.000%	1,500,000	1,674,345
Total			3,872,385
Ports 2.1%
Port Commission of the City & County of San Francisco
Revenue Bonds
Series 2010A
03/01/2040	5.125%	5,000,000	5,222,700
Port of Los Angeles(a)
Refunding Revenue Bonds
Series 2014A AMT
08/01/2044	5.000%	5,000,000	5,580,000
Total			10,802,700
Prepaid Gas 0.3%
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2034	7.000%	1,000,000	1,415,410
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 8.5%
California Health Facilities Financing Authority
Prerefunded 08/15/20 Revenue Bonds
Sutter Health Obligation Group
Series 2011B
08/15/2031	5.875%	1,815,000	1,975,174
California Statewide Communities Development Authority
Prerefunded 08/15/20 Revenue Bonds
Sutter Health
Series 2011A
08/15/2042	6.000%	2,000,000	2,179,380
City of Newport Beach
Prerefunded 12/01/21 Revenue Bonds
Hoag Memorial Hospital Presbyterian
Series 2011
12/01/2040	6.000%	1,000,000	1,142,480
City of Pomona
Refunding Revenue Bonds
Series 1990B Escrowed to Maturity (GNMA / FHLMC)
08/01/2023	7.500%	505,000	573,710
City of Redding Electric System(e)
Revenue Bonds
Series 1992 Escrowed to Maturity (NPFGC)
07/01/2022	9.499%	200,000	240,484
County of Riverside(a)
Revenue Bonds
Series 1989A Escrowed to Maturity (GNMA) AMT
05/01/2021	7.800%	2,500,000	2,900,925
Oakland Unified School District/Alameda County
Prerefunded 08/01/21 Unlimited General Obligation Bonds
Election of 2012
Series 2013
08/01/2030	6.250%	1,095,000	1,244,468
Riverside County Transportation Commission
Prerefunded 06/01/20 Revenue Bonds
Limited Tax
Series 2010A
06/01/2032	5.000%	2,500,000	2,660,650
San Francisco City & County Redevelopment Agency
Prerefunded 02/01/21 Tax Allocation Bonds
San Francisco Redevelopment Projects
Series 2011B
08/01/2026	6.125%	500,000	556,340
08/01/2031	6.250%	2,600,000	2,900,924
08/01/2041	6.625%	1,600,000	1,799,824
San Joaquin Hills Transportation Corridor Agency(d)
Revenue Bonds
Senior Lien
Series 1993 Escrowed to Maturity
01/01/2020	0.000%	12,000,000	11,740,920

Columbia Strategic California Municipal Income Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Santee CDC Successor Agency
Prerefunded 02/01/21 Tax Allocation Bonds
Santee Community Redevelopment Project
Series 2011A
08/01/2031	7.000%	1,000,000	1,132,730
State of California
Prerefunded 04/01/19 Unlimited General Obligation Bonds
Various Purpose
Series 2009
04/01/2035	6.000%	1,690,000	1,743,336
04/01/2038	6.000%	3,725,000	3,842,561
Temecula Redevelopment Agency
Prerefunded 08/01/21 Tax Allocation Bonds
Housing Redevelopment Project No. 1
Series 2011A
08/01/2039	7.000%	2,100,000	2,425,899
Union City Community Redevelopment Agency
Prerefunded 12/01/21 Subordinated Tax Allocation Bonds
Lien-Community Redevelopment Project
Series 2011
12/01/2033	6.875%	1,500,000	1,753,455
Yorba Linda Redevelopment Agency Successor
Prerefunded 09/01/21 Subordinated Tax Allocation Bonds
Lien-Redevelopment Project
Series 2011A
09/01/2026	6.000%	1,000,000	1,129,150
09/01/2032	6.500%	2,000,000	2,288,200
Total			44,230,610
Resource Recovery 0.1%
California Municipal Finance Authority(a),(c),(f)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT
12/01/2032	0.000%	2,745,000	411,750
Retirement Communities 5.3%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2031	6.000%	2,200,000	2,407,240
California Health Facilities Financing Authority
Refunding Revenue Bonds
California-Nevada Methodist Homes
Series 2015
07/01/2045	5.000%	3,000,000	3,336,420
Northern California Presbyterian Homes
Series 2015
07/01/2039	5.000%	2,565,000	2,866,131
07/01/2044	5.000%	700,000	777,119
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority
Refunding Revenue Bonds
Retirement Housing Foundation
Series 2017
11/15/2031	5.000%	1,500,000	1,775,985
California Statewide Communities Development Authority(c)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2049	5.375%	1,885,000	2,009,730
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2045	5.000%	3,155,000	3,408,820
Episcopal Communities and Services
Series 2012
05/15/2042	5.000%	4,235,000	4,503,033
Front Porch Communities and Services
Series 2017
04/01/2047	5.000%	250,000	277,413
Revenue Bonds
American Baptist Homes West
Series 2010
10/01/2039	6.250%	1,500,000	1,564,770
Covenant Retirement Communities, Inc.
Series 2013
12/01/2036	5.625%	2,000,000	2,259,920
Eskaton Properties, Inc.
Series 2012
11/15/2034	5.250%	1,250,000	1,352,850
City of La Verne
Refunding Certificate of Participation
Brethren Hillcrest Homes
Series 2014
05/15/2036	5.000%	1,100,000	1,153,229
Total			27,692,660
Special Property Tax 10.9%
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/2029	7.500%	1,425,000	1,468,348
Southeast Bakersfield
Series 2009B
08/01/2029	7.250%	670,000	690,020
Carson Redevelopment Agency Successor Agency
Tax Allocation Bonds
Housing
Series 2010A
10/01/2030	5.000%	5,000,000	5,301,750

6	Columbia Strategic California Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cerritos Public Financing Authority
Tax Allocation Bonds
Los Coyotes Redevelopment Project Loan
Series 1993A (AMBAC)
11/01/2023	6.500%	2,000,000	2,342,500
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2030	5.000%	2,500,000	2,685,650
09/01/2038	5.000%	625,000	666,469
Chula Vista Municipal Financing Authority
Refunding Special Tax Bonds
Series 2015A
09/01/2035	5.000%	2,460,000	2,691,191
09/01/2036	5.000%	2,435,000	2,657,462
City of Carson
Special Assessment Bonds
Assessment District No. 92-1
Series 1992
09/02/2022	7.375%	65,000	65,261
City of Irvine
Special Tax Bonds
Community Facilities District 2013-3
Series 2014
09/01/2039	5.000%	750,000	806,865
09/01/2044	5.000%	1,025,000	1,100,399
City of Palo Alto
Refunding & Improvement Special Assessment Bonds
Limited Obligation-University Ave.
Series 2012
09/02/2029	5.000%	800,000	865,840
City of Yucaipa
Refunding Special Tax Bonds
Community Facilities District No. 98-1
Series 2011
09/01/2030	5.375%	1,500,000	1,602,675
Corona-Norco Unified School District
Refunding Special Tax Bonds
Community Facilities District #98-1
Series 2013
09/01/2032	5.000%	1,300,000	1,432,600
Elk Grove Unified School District(d)
Refunding Special Tax Bonds
Capital Appreciation-Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/2018	0.000%	2,720,000	2,700,443
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/2024	6.500%	3,000,000	3,360,630
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Series 1998A (AMBAC)
05/01/2023	5.250%	1,740,000	1,852,439
Inland Valley Development Agency
Refunding Tax Allocation Bonds
Series 2014A
09/01/2044	5.000%	5,000,000	5,427,200
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2042	5.000%	1,000,000	1,105,700
Mountain View Shoreline Regional Park Community
Tax Allocation Bonds
Series 2011A
08/01/2035	5.625%	1,300,000	1,431,248
08/01/2040	5.750%	2,000,000	2,207,920
Pittsburg Successor Agency Redevelopment Agency(d)
Tax Allocation Bonds
Los Medanos Community Development Project
Series 1999 (AMBAC)
08/01/2024	0.000%	2,100,000	1,784,832
Poway Unified School District
Special Tax Bonds
Community Facilities District No. 6-4S Ranch
Series 2012
09/01/2031	5.000%	1,345,000	1,443,279
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B (BAM)
09/01/2035	5.000%	1,425,000	1,598,793
Riverside County Public Financing Authority
Tax Allocation Bonds
Series 2017A (BAM)
10/01/2040	4.000%	1,250,000	1,281,800
San Diego Redevelopment Agency Successor Agency(d)
Tax Allocation Bonds
Capital Appreciation
Series 2001 (AGM)
09/01/2020	0.000%	3,630,000	3,505,092
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2043	5.000%	1,000,000	1,119,510
Santa Monica Redevelopment Agency
Tax Allocation Bonds
Earthquake Recovery Redevelopment
Series 2011
07/01/2036	5.875%	1,250,000	1,393,575

Columbia Strategic California Municipal Income Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sulphur Springs Union School District
Unrefunded Special Tax Bonds
Community Facilities District
Series 2012
09/01/2030	5.000%	640,000	689,568
09/01/2031	5.000%	685,000	737,231
09/01/2033	5.000%	505,000	542,703
Total			56,558,993
State Appropriated 6.1%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2029	5.000%	2,500,000	2,791,950
11/01/2037	5.000%	6,825,000	7,551,794
Revenue Bonds
Judicial Council Projects
Series 2011D
12/01/2031	5.000%	5,100,000	5,595,669
Series 2013A
03/01/2032	5.000%	1,500,000	1,667,505
03/01/2038	5.000%	2,500,000	2,755,200
Series 2014B
10/01/2039	5.000%	1,000,000	1,127,340
Various Capital Projects
Series 2011A
10/01/2031	5.125%	5,000,000	5,481,450
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	3,895,000	4,384,874
Total			31,355,782
State General Obligation 6.0%
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2009
10/01/2029	5.000%	3,000,000	3,120,270
04/01/2031	5.750%	2,750,000	2,827,027
11/01/2039	5.500%	4,965,000	5,199,249
Series 2010
03/01/2030	5.250%	1,000,000	1,058,830
03/01/2033	6.000%	4,000,000	4,275,480
03/01/2040	5.500%	4,800,000	5,078,544
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,007
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Various Purpose
Series 2009
04/01/2035	6.000%	2,310,000	2,377,267
04/01/2038	6.000%	6,775,000	6,970,459
Total			30,909,133
Tobacco 1.4%
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2017A-1
06/01/2029	5.000%	1,000,000	1,144,920
Series 2018A-1
06/01/2047	5.000%	4,000,000	4,106,200
06/01/2047	5.250%	2,000,000	2,079,220
Total			7,330,340
Transportation 1.1%
California Municipal Finance Authority(a)
Revenue Bonds
Senior Lien
Series 2018A AMT
12/31/2043	5.000%	5,000,000	5,601,150
Turnpike / Bridge / Toll Road 4.1%
Bay Area Toll Authority
Refunding Revenue Bonds
Subordinated Series 2017
04/01/2042	4.000%	3,500,000	3,669,715
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 2014A
01/15/2046	5.750%	2,850,000	3,226,171
Foothill-Eastern Transportation Corridor Agency(d)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	2,707,350
Riverside County Transportation Commission(d)
Revenue Bonds
Capital Appreciation-Senior Lien
Series 2013B
06/01/2032	0.000%	2,055,000	1,159,657
06/01/2033	0.000%	2,940,000	1,578,016
Senior Lien
Series 2013B
06/01/2029	0.000%	2,500,000	1,624,525
Riverside County Transportation Commission
Revenue Bonds
Senior Lien
Series 2013A
06/01/2048	5.750%	1,500,000	1,653,630

8	Columbia Strategic California Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Joaquin Hills Transportation Corridor Agency
Refunding Revenue Bonds
Senior Lien
Series 2014A
01/15/2044	5.000%	5,000,000	5,441,800
Total			21,060,864
Water & Sewer 1.1%
City of Riverside Sewer
Refunding Revenue Bonds
Series 2015A
08/01/2040	5.000%	3,185,000	3,558,792
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2041	5.000%	2,000,000	2,247,420
Total			5,806,212
Total Municipal Bonds (Cost $485,282,011)			507,700,837
Money Market Funds 0.5%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.920%(g)	2,393,962	2,393,962
Total Money Market Funds (Cost $2,393,923)		2,393,962
Total Investments in Securities (Cost: $487,675,934)		510,094,799
Other Assets & Liabilities, Net		7,358,874
Net Assets		517,453,673

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents a security purchased on a when-issued basis.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2018, the value of these securities amounted to $33,121,072, which represents 6.40% of net assets.
(d)	Zero coupon bond.
(e)	Inverse floating rate security issued by a tender option bond (TOB) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust. The interest rate shown was the current rate as of July 31, 2018.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2018, the value of these securities amounted to $411,750, which represents 0.08% of net assets.
(g)	The rate shown is the seven-day current annualized yield at July 31, 2018.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
Columbia Strategic California Municipal Income Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Municipal Bonds	—	507,700,837	—	507,700,837
Money Market Funds	2,393,962	—	—	2,393,962
Total Investments in Securities	2,393,962	507,700,837	—	510,094,799
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
10	Columbia Strategic California Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.6%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New York 0.3%
City of New York(a),(b)
Unlimited General Obligation Notes
Subordinated Series 2013H-1 (JPMorgan Chase Bank)
01/01/2036	1.500%	5,000,000	5,000,000
Utah 0.3%
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
Series 2005B (JPMorgan Chase Bank)
05/15/2037	1.500%	4,130,000	4,130,000
Total Floating Rate Notes (Cost $9,130,000)			9,130,000

Municipal Bonds 98.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alaska 0.5%
City of Valdez
Refunding Revenue Bonds
BP Pipelines, Inc. Project
Series 2003B
01/01/2021	5.000%	7,000,000	7,494,060
Arizona 0.2%
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2036	5.000%	2,800,000	2,935,996
California 18.7%
California Educational Facilities Authority
Revenue Bonds
Chapman University
Series 2015
04/01/2028	5.000%	1,000,000	1,148,580
04/01/2029	5.000%	1,650,000	1,886,462
04/01/2030	5.000%	1,700,000	1,923,652
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/2029	5.000%	1,485,000	1,692,039
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2034	5.000%	1,750,000	2,000,932
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sutter Health Obligation Group
Series 2016A
11/15/2033	5.000%	5,000,000	5,741,550
California School Finance Authority(c)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2036	5.000%	2,085,000	2,244,106
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2028	5.000%	5,510,000	6,160,621
Revenue Bonds
Various Capital Projects
Series 2011A
10/01/2022	5.250%	3,395,000	3,762,407
Series 2012A
04/01/2028	5.000%	10,000,000	11,035,900
Series 2013I
11/01/2028	5.250%	9,225,000	10,572,403
11/01/2029	5.000%	5,000,000	5,660,900
11/01/2031	5.500%	2,930,000	3,386,142
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	15,350,000	17,548,427
California Statewide Communities Development Authority
Revenue Bonds
Henry Mayo Newhall Memorial
Series 2014A (AGM)
10/01/2034	5.000%	5,000,000	5,479,150
Series 2017
05/15/2033	5.000%	1,350,000	1,533,668
05/15/2034	5.000%	1,000,000	1,134,410
05/15/2035	5.000%	2,200,000	2,488,508
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2030	5.000%	1,910,000	2,204,178
11/15/2031	5.000%	1,000,000	1,149,020
11/15/2032	5.000%	1,610,000	1,843,064
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2035	4.000%	1,000,000	1,019,650
Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Vernon Electric System
Unrefunded Revenue Bonds
Series 2009A
08/01/2021	5.125%	3,845,000	3,961,465
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2035	5.000%	1,665,000	1,807,074
Foothill-Eastern Transportation Corridor Agency
Subordinated Refunding Revenue Bonds
Series 2014B-3
01/15/2053	5.500%	9,000,000	10,056,870
Golden State Tobacco Securitization Corp.
Asset-Backed Refunding Revenue Bonds
Series 2015A
06/01/2033	5.000%	5,250,000	5,918,115
Refunding Revenue Bonds
Series 2017A-1
06/01/2024	5.000%	5,000,000	5,636,500
Hartnell Community College District(d)
Unlimited General Obligation Refunding Bonds
Capital Appreciation Serial Bonds
Series 2015A
08/01/2035	0.000%	2,650,000	1,374,078
La Quinta Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Redevelopment Project
Subordinated Series 2013A
09/01/2029	5.000%	5,000,000	5,638,600
Los Angeles County Sanitation Districts Financing Authority
Subordinated Refunding Revenue Bonds
Capital Projects - District #14
Series 2015
10/01/2033	5.000%	4,000,000	4,677,760
Manteca Unified School District(d)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2004
Series 2006 (NPFGC)
08/01/2024	0.000%	5,000,000	4,325,750
Monrovia Unified School District
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
08/01/2021	5.250%	5,600,000	6,093,640
Oakland Unified School District/Alameda County
Prerefunded 08/01/19 Unlimited General Obligation Bonds
Election of 2006
Series 2009A
08/01/2029	6.125%	14,500,000	15,189,475
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pico Rivera Water Authority
Revenue Bonds
Water System Project
Series 1999A (NPFGC)
05/01/2029	5.500%	3,000,000	3,455,280
Rancho Santiago Community College District(d)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	28,000,000	18,038,160
San Francisco City & County Airports Commission - San Francisco International Airport
Revenue Bonds
Series 2010A
05/01/2029	4.900%	4,800,000	4,995,312
San Joaquin Hills Transportation Corridor Agency(d)
Revenue Bonds
Senior Lien
Series 1993 Escrowed to Maturity
01/01/2025	0.000%	22,405,000	19,385,254
San Jose Financing Authority
Refunding Revenue Bonds
Civic Center Project
Series 2013A
06/01/2029	5.000%	12,000,000	13,549,080
Southern California Public Power Authority
Revenue Bonds
Project No. 1
Series 2007A
11/01/2022	5.250%	2,500,000	2,781,700
Windy Point/Windy Flats Project
Series 2010-1
07/01/2028	5.000%	10,000,000	10,634,300
07/01/2030	5.000%	15,875,000	16,847,820
State of California
Unlimited General Obligation Bonds
Series 2015
03/01/2033	5.000%	5,000,000	5,757,300
Various Purpose
Series 2009
10/01/2022	5.250%	25,000,000	26,095,000
Series 2010
03/01/2025	5.000%	1,000,000	1,052,040
Series 2011
09/01/2031	5.000%	10,000,000	10,929,400
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2031	5.000%	1,000,000	1,127,390
09/01/2033	5.000%	1,250,000	1,404,138

2	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
West Contra Costa Unified School District(d)
Unlimited General Obligation Bonds
Series 2005 (NPFGC)
08/01/2020	0.000%	7,285,000	7,042,847
Total			299,390,117
Colorado 3.0%
Board of Governors of Colorado State University System
Refunding Revenue Bonds
Series 2013A
03/01/2031	5.000%	4,560,000	5,499,086
City & County of Denver Airport System
Revenue Bonds
Series 2012B
11/15/2032	5.000%	10,000,000	11,005,500
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/2027	5.000%	4,000,000	4,337,680
Series 2015
12/01/2026	5.000%	1,860,000	2,067,502
12/01/2028	5.000%	1,000,000	1,100,590
12/01/2030	5.000%	1,400,000	1,529,206
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2030	5.000%	2,000,000	2,250,360
Park Creek Metropolitan District
Refunding Tax Allocation Bonds
Limited Property Tax
Series 2015
12/01/2032	5.000%	1,500,000	1,703,430
Regional Transportation District
Certificate of Participation
Series 2015
06/01/2027	5.000%	2,925,000	3,355,735
Prerefunded 06/01/20 Certificate of Participation
Series 2010A
06/01/2025	5.000%	9,135,000	9,672,412
Unrefunded Certificate of Participation
Series 2010A
06/01/2025	5.000%	865,000	910,110
University of Colorado Hospital Authority
Revenue Bonds
Series 2012A
11/15/2027	5.000%	3,750,000	4,177,125
Total			47,608,736
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut 0.4%
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project
Series 2011
09/01/2028	4.375%	1,615,000	1,709,139
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Trinity College
Series 1998F (NPFGC)
07/01/2021	5.500%	540,000	577,357
Harbor Point Infrastructure Improvement District
Prerefunded 04/01/20 Tax Allocation Bonds
Harbor Point Project
Series 2010A
04/01/2022	7.000%	4,272,000	4,592,827
Total			6,879,323
District of Columbia 2.1%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2030	5.000%	3,000,000	3,408,720
Friendship Public Charter School
Series 2016
06/01/2036	5.000%	3,000,000	3,256,500
Metropolitan Washington Airports Authority Dulles Toll Road(d)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/2024	0.000%	20,980,000	17,209,474
10/01/2025	0.000%	7,500,000	5,907,375
10/01/2026	0.000%	5,000,000	3,769,600
Total			33,551,669
Florida 8.1%
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2016B
07/01/2031	4.000%	2,000,000	2,128,320
Series 2016A
07/01/2031	4.000%	12,000,000	12,769,920
Citizens Property Insurance Corp.
Revenue Bonds
Series 2012A-1
06/01/2021	5.000%	12,000,000	13,023,600

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Lakeland
Refunding Revenue Bonds
1st Mortgage-Carpenters Home Estates
Series 2008
01/01/2019	5.875%	685,000	695,268
County of Miami-Dade Aviation
Prerefunded 10/01/20 Revenue Bonds
Miami International
Series 2010
10/01/2025	5.500%	1,450,000	1,566,218
Refunding Revenue Bonds
Series 2014B
10/01/2032	5.000%	6,620,000	7,474,973
Unrefunded Revenue Bonds
Miami International
Series 2010
10/01/2025	5.500%	4,550,000	4,890,476
County of Miami-Dade Rickenbacker Causeway
Revenue Bonds
Series 2014
10/01/2033	5.000%	1,215,000	1,351,493
County of Miami-Dade Water & Sewer System
Refunding Revenue Bonds
Series 2017B
10/01/2035	4.000%	5,000,000	5,258,500
System
Series 2008B (AGM)
10/01/2021	5.250%	20,000,000	22,112,400
Florida Development Finance Corp.(c)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/2034	5.875%	1,665,000	1,581,700
Florida Municipal Power Agency
Refunding Revenue Bonds
Series 2016A
10/01/2030	5.000%	2,750,000	3,184,362
Series 2017A
10/01/2027	5.000%	5,000,000	5,941,300
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport
Subordinated Series 2015B
10/01/2031	5.000%	1,600,000	1,795,056
10/01/2032	5.000%	2,300,000	2,576,253
Lee County School Board (The)
Refunding Certificate of Participation
Series 2014A
08/01/2028	5.000%	2,000,000	2,274,480
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/2030	5.000%	2,150,000	2,398,841
Orange County School Board
Prerefunded 08/01/22 Certificate of Participation
Series 2012B
08/01/2026	5.000%	6,500,000	7,269,405
Refunding Certificate of Participation
Series 2016C
08/01/2033	5.000%	8,500,000	9,720,260
Pasco County School Board
Refunding Certificate of Participation
Series 2015A
08/01/2026	5.000%	4,620,000	5,325,197
08/01/2027	5.000%	2,500,000	2,872,975
School Board of Miami-Dade County (The)
Refunding Certificate of Participation
Series 2015A
05/01/2030	5.000%	2,500,000	2,806,500
School District of Broward County
Prerefunded 07/01/22 Certificate of Participation
Series 2012A
07/01/2025	5.000%	3,830,000	4,258,883
Unrefunded Certificate of Participation
Series 2012A
07/01/2025	5.000%	1,450,000	1,593,420
Southeast Overtown Park West Community Redevelopment Agency(c)
Tax Allocation Bonds
Series 2014A-1
03/01/2030	5.000%	2,925,000	3,198,312
Sterling Hill Community Development District(e)
Special Assessment Bonds
Series 2003B
11/01/2010	5.500%	137,787	88,184
Volusia County Educational Facility Authority
Revenue Bonds
Series 2015B
10/15/2030	5.000%	1,510,000	1,705,772
Total			129,862,068
Georgia 1.5%
City of Atlanta Department of Aviation
Subordinated Refunding Revenue Bonds
General Lien
Series 2014
01/01/2032	5.000%	2,000,000	2,257,060
City of Atlanta Water & Wastewater
Refunding Revenue Bonds
Series 2015
11/01/2030	5.000%	2,500,000	2,854,075

4	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
DeKalb County Hospital Authority
Revenue Bonds
DeKalb Medical Center, Inc. Project
Series 2010
09/01/2030	6.000%	5,000,000	5,331,500
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College
Series 2015
06/01/2032	5.000%	3,630,000	4,128,072
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2037	5.000%	2,000,000	2,111,260
Georgia State Road & Tollway Authority(c),(d)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2024	0.000%	625,000	447,888
06/01/2034	0.000%	3,750,000	1,338,825
State of Georgia
Unlimited General Obligation Bonds
Series 2012A
07/01/2031	4.000%	5,000,000	5,283,650
Total			23,752,330
Idaho 0.2%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2024	7.000%	2,980,000	3,304,194
Illinois 10.0%
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2014B
01/01/2029	5.000%	6,150,000	6,805,590
Series 2016B
01/01/2035	4.000%	3,500,000	3,585,715
Chicago O’Hare International Airport
General Obligation Refunding Bonds
Senior Lien
Series 2016B
01/01/2033	5.000%	2,000,000	2,235,880
Refunding Revenue Bonds
General Senior Lien
Series 2013B
01/01/2028	5.250%	11,180,000	12,402,757
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Passenger Facility Charge
Series 2012A
01/01/2028	5.000%	2,590,000	2,803,209
01/01/2029	5.000%	2,500,000	2,705,800
01/01/2030	5.000%	3,000,000	3,233,700
Chicago Park District
Unlimited General Obligation Refunding Bonds
Limited Tax
Series 2014B
01/01/2029	5.000%	2,500,000	2,736,300
Chicago Transit Authority
Revenue Bonds
Series 2011
12/01/2029	5.250%	7,485,000	8,071,375
12/01/2030	5.250%	1,925,000	2,073,263
City of Chicago
Unlimited General Obligation Bonds
Series 2002B
01/01/2027	5.125%	3,155,000	3,381,592
Series 2015A
01/01/2023	5.000%	5,000,000	5,295,750
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2030	5.250%	3,000,000	3,174,840
01/01/2032	5.250%	3,845,000	4,051,861
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
Second Lien
Series 2017B
01/01/2033	5.000%	7,085,000	7,750,848
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2027	5.000%	1,250,000	1,417,725
Illinois Finance Authority
Refunding Revenue Bonds
Rush University Medical Center
Series 2015A
11/15/2032	5.000%	10,000,000	11,134,900
Illinois Municipal Electric Agency
Refunding Revenue Bonds
Series 2015A
02/01/2030	5.000%	12,060,000	13,620,926
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/2032	5.000%	9,600,000	10,813,824
Unrefunded Revenue Bonds
Series 2016A
12/01/2031	4.000%	12,000,000	12,532,080

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kane Cook & DuPage Counties School District No. U-46 Elgin
Unlimited General Obligation Refunding Bonds
Series 2015D
01/01/2032	5.000%	1,800,000	2,003,346
01/01/2033	5.000%	2,000,000	2,220,620
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/2019	5.000%	5,000,000	5,127,400
06/01/2021	5.250%	12,000,000	13,002,120
Series 2017
06/01/2027	5.000%	2,185,000	2,484,607
State of Illinois
Unlimited General Obligation Bonds
Series 2013
07/01/2026	5.500%	10,100,000	10,876,791
Series 2014
02/01/2031	5.250%	5,000,000	5,303,150
Total			160,845,969
Indiana 0.7%
City of Indianapolis Thermal Energy System
Refunding Revenue Bonds
1st Lien
Series 2014A
10/01/2032	5.000%	1,400,000	1,563,128
Indiana Finance Authority
Revenue Bonds
1st Lien-CWA Authority, Inc.
Series 2011A
10/01/2025	5.250%	1,750,000	1,920,660
2nd Lien-CWA Authority, Inc.
Series 2011B
10/01/2023	5.250%	7,035,000	7,709,727
Total			11,193,515
Kentucky 0.3%
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2029	5.000%	4,000,000	4,528,640
Louisiana 0.9%
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01/01/2025	6.000%	4,250,000	4,318,170
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Parish of St. Charles
Revenue Bonds
Valero Energy Corp.
Series 2010
12/01/2040	4.000%	9,320,000	9,830,922
Total			14,149,092
Maryland 0.9%
County of Howard
Refunding Revenue Bonds
Columbia Vantage House Corp.
Series 2017
04/01/2036	5.000%	1,000,000	1,034,040
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2028	5.000%	1,300,000	1,448,343
State of Maryland
Unlimited General Obligation Refunding Bonds
Series 2017B
08/01/2026	5.000%	10,000,000	11,921,800
Total			14,404,183
Massachusetts 3.1%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2018A
01/01/2035	5.000%	10,000,000	11,638,400
Massachusetts Bay Transportation Authority(d)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	10,000,000	6,996,200
Massachusetts Bay Transportation Authority
Unrefunded Revenue Bonds
General Transportation
Series 1991 (NPFGC)
03/01/2021	7.000%	2,210,000	2,388,325
Massachusetts Clean Water Trust (The)
Revenue Bonds
MWRA Program
Subordinated Series 1999A
08/01/2019	6.000%	2,500,000	2,611,700
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Emerson College
Series 2017A
01/01/2034	5.000%	1,000,000	1,119,390

6	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	2,490,000	2,795,349
08/15/2032	5.000%	4,120,000	4,605,871
08/15/2033	5.000%	4,845,000	5,393,745
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2032	5.000%	1,300,000	1,437,371
UMASS Boston Student Housing Project
Series 2016
10/01/2036	5.000%	4,600,000	5,024,626
Massachusetts Development Finance Agency(c)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	2,000,000	1,989,220
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-1
06/01/2024	5.500%	2,670,000	3,152,789
Total			49,152,986
Michigan 2.1%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/2026	5.250%	2,000,000	2,188,180
07/01/2027	5.250%	1,500,000	1,637,625
Michigan Finance Authority
Refunding Revenue Bonds
McLaren Health Care Corp.
Series 2015
05/15/2029	5.000%	1,800,000	2,038,374
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	800,000	876,552
Series 2014H-1
10/01/2026	5.000%	3,300,000	3,704,283
Trinity Health Corp.
Series 2017
12/01/2034	5.000%	1,500,000	1,724,085
12/01/2035	5.000%	2,000,000	2,291,800
Trinity Health Credit
Series 2017
12/01/2031	5.000%	2,500,000	2,891,550
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2033	5.000%	5,000,000	5,489,100
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Senior Lien - Great Lakes Water Authority
Series 2014C-3 (AGM)
07/01/2032	5.000%	1,000,000	1,111,630
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital
Series 2014D
09/01/2032	5.000%	4,075,000	4,512,899
State of Michigan Trunk Line
Revenue Bonds
Series 2011
11/15/2027	5.000%	1,000,000	1,091,920
11/15/2028	5.000%	1,000,000	1,091,250
11/15/2029	5.000%	1,205,000	1,313,354
Wayne County Airport Authority
Refunding Revenue Bonds
Series 2017C
12/01/2027	5.000%	1,000,000	1,177,710
Total			33,140,312
Minnesota 1.0%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2029	5.000%	2,720,000	3,108,688
City of St. Cloud
Refunding Revenue Bonds
Centracare Health
Series 2016A
05/01/2027	5.000%	1,785,000	2,075,616
County of Rice(c)
Revenue Bonds
Shattuck-St. Mary’s School
Series 2015A
08/01/2022	5.000%	740,000	780,611
Dakota County Community Development Agency
Revenue Bonds
Sanctuary at West St. Paul Project
Series 2015
08/01/2030	5.750%	1,075,000	1,060,369
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2029	5.000%	1,050,000	1,223,681
HealthPartners Obligation Group
Series 2015
07/01/2028	5.000%	6,400,000	7,318,208

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2034	5.000%	1,000,000	1,041,750
Total			16,608,923
Mississippi 0.2%
State of Mississippi
Revenue Bonds
Series 2015E
10/15/2029	5.000%	3,500,000	3,950,275
Missouri 1.4%
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth
Series 2015A
11/15/2028	5.000%	6,210,000	7,034,564
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2026	5.000%	1,300,000	1,425,333
02/01/2029	5.000%	5,975,000	6,472,478
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,695,000	2,878,476
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Prairie State Project
Series 2015A
12/01/2029	5.000%	2,000,000	2,270,420
Poplar Bluff Regional Transportation Development District
Revenue Bonds
Series 2012
12/01/2026	3.250%	200,000	201,686
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2025	5.000%	1,440,000	1,530,144
Total			21,813,101
Nebraska 0.8%
Public Power Generation Agency
Refunding Revenue Bonds
Whelan Energy Center Unit
Series 2015
01/01/2027	5.000%	11,865,000	13,484,454
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nevada 2.4%
Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2027	5.000%	3,250,000	3,506,880
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2031	5.000%	1,000,000	1,122,410
09/01/2033	5.000%	1,000,000	1,114,150
City of Sparks(c)
Tax Anticipation Revenue Bonds
Sales
Series 2008A
06/15/2020	6.500%	1,900,000	1,901,995
Clark County School District
Limited General Obligation Bonds
Series 2015D
06/15/2030	4.000%	9,360,000	9,829,030
County of Clark
Limited General Obligation Refunding Bonds
Transportation
Series 2009A
12/01/2028	5.000%	10,740,000	11,188,180
County of Clark Department of Aviation
Subordinated Revenue Bonds
System Lien
Series 2009C (AGM)
07/01/2025	5.000%	8,190,000	8,443,808
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2029	4.500%	750,000	764,100
Total			37,870,553
New Hampshire 0.5%
New Hampshire Health & Education Facilities Authority Act
Prerefunded 07/01/19 Revenue Bonds
University System
Series 2009A
07/01/2023	5.000%	8,370,000	8,635,580
New Jersey 2.5%
Essex County Improvement Authority
Refunding Revenue Bonds
County Guaranteed Project Consolidation
Series 2004 (NPFGC)
10/01/2026	5.500%	750,000	910,875

8	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hudson County Improvement Authority
Refunding Revenue Bonds
Hudson County Lease Project
Series 2010 (AGM)
10/01/2024	5.375%	2,000,000	2,306,740
Manalapan-Englishtown Regional Board of Education
Unlimited General Obligation Refunding Bonds
Series 2004 (NPFGC)
12/01/2020	5.750%	1,325,000	1,436,287
New Jersey Economic Development Authority
Prerefunded 06/01/20 Revenue Bonds
MSU Student Housing Project-Provident
Series 2010
06/01/2021	5.000%	1,000,000	1,060,700
Refunding Revenue Bonds
New Jersey American Water Co.
Series 2010A
06/01/2023	4.450%	1,000,000	1,040,130
New Jersey Economic Development Authority(d)
Revenue Bonds
Capital Appreciation-Motor Vehicle Surcharges
Series 2004 (NPFGC)
07/01/2021	0.000%	1,255,000	1,161,327
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation System
Series 2006A
12/15/2020	5.250%	1,000,000	1,069,770
Series 2006A (AGM)
12/15/2021	5.500%	4,700,000	5,163,937
12/15/2022	5.250%	4,000,000	4,435,040
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017B
01/01/2029	5.000%	5,880,000	6,949,219
Series 2017E
01/01/2029	5.000%	1,500,000	1,772,760
Series 2017G
01/01/2035	5.000%	8,500,000	9,787,155
Robbinsville Board of Education
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
01/01/2028	5.250%	500,000	610,935
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2034	5.000%	2,000,000	2,247,620
Total			39,952,495
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Mexico 0.2%
County of Bernalillo
Refunding Revenue Bonds
Series 1998
04/01/2027	5.250%	3,000,000	3,491,310
New York 9.8%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2025	5.000%	1,000,000	1,147,550
County of Nassau
Prerefunded 04/01/24 Limited General Obligation Bonds
Series 2014A
04/01/2027	5.000%	12,025,000	13,912,444
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2034	5.000%	5,000,000	5,748,100
Long Island Power Authority
Refunding Revenue Bonds
Series 2016B
09/01/2030	5.000%	1,535,000	1,764,498
Revenue Bonds
Series 2012B
09/01/2026	5.000%	5,000,000	5,526,950
New York City Transitional Finance Authority
Unrefunded Revenue Bonds
Future Tax Secured
Series 2009
05/01/2027	5.000%	7,355,000	7,542,038
New York State Dormitory Authority
Prerefunded 05/01/19 Revenue Bonds
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/2030	5.250%	4,750,000	4,886,420
Prerefunded 07/01/19 Revenue Bonds
Mount Sinai School of Medicine
Series 2009
07/01/2026	5.500%	14,635,000	15,153,225
07/01/2027	5.500%	10,675,000	11,053,002
Refunding Revenue Bonds
Consolidated Service Contract
Series 2009A
07/01/2024	5.000%	3,500,000	3,610,740
General Purpose
Series 2017A
02/15/2027	5.000%	10,000,000	11,894,000

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2035	4.000%	1,500,000	1,588,815
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	9,830,000	11,073,495
Revenue Bonds
St. John’s University
Series 2007C (NPFGC)
07/01/2023	5.250%	3,245,000	3,703,518
State University Educational Facilities
3rd General Series 2005A (NPFGC)
05/15/2022	5.500%	6,730,000	7,576,701
Upstate Community-State Supported
Series 2005B (NPFGC)
07/01/2021	5.500%	6,345,000	7,010,337
New York State Thruway Authority
Revenue Bonds
General
2nd Series 2005B (AMBAC)
04/01/2020	5.500%	10,840,000	11,547,852
Series 2012I
01/01/2024	5.000%	8,500,000	9,307,840
Junior Lien
Series 2016A
01/01/2033	5.000%	1,000,000	1,130,620
New York State Urban Development Corp.
Revenue Bonds
State Personal Income Tax-State Facilities
Series 2004A-2 (NPFGC)
03/15/2020	5.500%	20,000,000	21,251,600
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 154th
Series 2009
09/01/2026	4.750%	1,000,000	1,019,060
Total			157,448,805
North Carolina 2.8%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	2,325,000	2,607,906
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/19 Revenue Bonds
Series 2009B
01/01/2026	5.000%	21,105,000	21,423,263
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Medical Care Commission
Refunding Revenue Bonds
Presbyterian Homes
Series 2016C
10/01/2031	4.000%	1,000,000	1,054,100
United Methodist Retirement
Series 2017
10/01/2037	5.000%	1,100,000	1,212,046
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,278,320
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	10,000,000	11,731,900
University of North Carolina at Greensboro
Refunding Revenue Bonds
General
Series 2017
04/01/2035	4.000%	1,200,000	1,263,900
04/01/2036	4.000%	1,000,000	1,049,870
University of North Carolina At Wilmington
Refunding Revenue Bonds
Student Housing Projects
Series 2016
06/01/2031	4.000%	2,040,000	2,174,028
Total			44,795,333
Ohio 1.9%
American Municipal Power, Inc.
Prerefunded 02/15/22 Revenue Bonds
AMP Fremont Energy Center Project
Series 2012
02/15/2024	5.000%	2,000,000	2,207,440
Refunding Revenue Bonds
Series 2015A
02/15/2032	5.250%	12,000,000	13,144,200
Columbus City School District
Unlimited General Obligation Refunding Bonds
School Facilities Construction & Improvement
Series 2016
12/01/2031	5.000%	3,000,000	3,458,820
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/2021	5.500%	2,000,000	2,183,680
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2011
01/01/2025	5.000%	3,750,000	4,020,187

10	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017
01/01/2029	5.000%	5,000,000	5,950,200
Total			30,964,527
Oklahoma 0.1%
Norman Regional Hospital Authority
Refunding Revenue Bonds
Series 2016
09/01/2027	5.000%	2,000,000	2,274,320
Oregon 0.6%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	1,000,000	1,052,490
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(d)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	7,160,000	4,061,367
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/2034	5.000%	3,500,000	3,995,075
Total			9,108,932
Pennsylvania 3.7%
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2029	5.000%	1,500,000	1,712,535
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries
Series 2015
01/01/2027	5.000%	2,500,000	2,777,375
01/01/2028	5.000%	3,840,000	4,242,509
Delaware River Joint Toll Bridge Commission
Revenue Bonds
Series 2017
07/01/2033	5.000%	2,250,000	2,614,905
Delaware River Port Authority
Refunding Revenue Bonds
Port District Project
Series 2012
01/01/2027	5.000%	1,835,000	1,993,525
Elizabeth Forward School District(d)
Unlimited General Obligation Bonds
Capital Appreciation
Series 1994B Escrowed to Maturity (NPFGC)
09/01/2021	0.000%	2,210,000	2,077,311
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lancaster County Solid Waste Management Authority
Revenue Bonds
Series 2013A
12/15/2029	5.250%	3,100,000	3,445,061
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2016
08/15/2026	5.000%	3,770,000	4,348,469
Pennsylvania Turnpike Commission
Prerefunded 12/01/20 Revenue Bonds
Subordinated Series 2011A
12/01/2031	5.625%	1,815,000	1,975,319
Prerefunded 12/01/20 Revenue Bonds
Series 2011A
12/01/2031	5.625%	1,460,000	1,588,962
Subordinated Series 2011A
12/01/2031	5.625%	4,875,000	5,305,609
Revenue Bonds
Series 2016A-1
12/01/2036	5.000%	3,250,000	3,635,515
Series 2018A-2
12/01/2036	5.000%	2,500,000	2,852,900
Pennsylvania Turnpike Commission(f)
Prerefunded 12/01/20 Revenue Bonds
Capital Appreciation
Subordinated Series 2010B-2
12/01/2024	5.350%	20,000,000	21,641,400
Total			60,211,395
Rhode Island 0.4%
Rhode Island Commerce Corp.
Prerefunded 06/15/19 Revenue Bonds
Grant Anticipation-Department of Transportation
Series 2009A (AGM)
06/15/2021	5.250%	2,000,000	2,065,400
Rhode Island Depositors Economic Protection Corp.
Revenue Bonds
Series 1993A Escrowed to Maturity (AGM)
08/01/2021	5.750%	2,165,000	2,407,393
Rhode Island Health & Educational Building Corp.
Prerefunded 05/15/19 Revenue Bonds
Hospital Financing-Lifespan Obligation
Series 2009A (AGM)
05/15/2030	6.250%	500,000	518,560
Rhode Island Turnpike & Bridge Authority
Refunding Revenue Bonds
Series 2016A
10/01/2033	5.000%	1,300,000	1,463,514
Total			6,454,867

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina 2.0%
Beaufort-Jasper Water & Sewer Authority
Refunding Revenue Bonds
Series 2016B
03/01/2025	5.000%	1,000,000	1,164,660
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/2031	5.000%	3,250,000	3,637,270
11/01/2032	5.000%	5,000,000	5,583,700
County of Greenwood
Refunding Revenue Bonds
Self Regional Healthcare
Series 2012B
10/01/2031	5.000%	5,000,000	5,425,750
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Lutheran Homes of South Carolina Obligation Group
Series 2013
05/01/2028	5.000%	3,500,000	3,659,005
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	590,000	625,642
South Carolina Jobs-Economic Development Authority(c)
Revenue Bonds
Series 2015A
08/15/2025	4.500%	410,000	410,914
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2015A
12/01/2026	5.000%	7,000,000	7,840,210
Series 2016A
12/01/2030	5.000%	4,000,000	4,451,120
Total			32,798,271
South Dakota 0.3%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/2026	5.000%	1,000,000	1,149,010
Revenue Bonds
Regional Health
Series 2017
09/01/2029	5.000%	1,700,000	1,967,002
09/01/2030	5.000%	2,250,000	2,593,733
Total			5,709,745
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee 0.1%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2029	5.000%	1,000,000	1,104,270
Texas 11.5%
Austin Convention Enterprises, Inc.
Refunding Revenue Bonds
Convention Center 1st Tier
Series 2017
01/01/2028	5.000%	1,850,000	2,107,057
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Revenue Bonds
Senior Lien
Series 2011
01/01/2031	5.750%	15,230,000	16,599,177
Revenue Bonds
Senior Lien
Series 2010
01/01/2020	5.750%	1,250,000	1,311,412
Series 2010 Escrowed to Maturity
01/01/2019	5.750%	565,000	575,029
Series 2015A
01/01/2030	5.000%	1,550,000	1,723,817
Central Texas Turnpike System
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/2031	5.000%	7,500,000	8,214,000
08/15/2032	5.000%	6,000,000	6,554,040
08/15/2034	5.000%	10,240,000	11,127,194
City of Arlington
Refunding Special Tax Bonds
Senior Lien
Series 2017 (AGM)
02/15/2030	5.000%	1,000,000	1,135,030
02/15/2031	5.000%	1,000,000	1,132,480
City of Austin Airport System
Revenue Bonds
Series 2017A
11/15/2035	5.000%	1,000,000	1,140,210
City of Houston
Refunding Revenue Bonds
Convention & Entertainment
Series 2015
09/01/2027	5.000%	1,215,000	1,369,256
09/01/2029	5.000%	1,500,000	1,678,845
Convention & Entertainment Facilities
Series 2014
09/01/2030	5.000%	1,000,000	1,116,270

12	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Houston Airport System(g)
Refunding Revenue Bonds
Subordinated Series 2018D
07/01/2035	5.000%	2,500,000	2,891,150
City of Houston Airport System
Subordinated Refunding Revenue Bonds
Lien
Series 2012B
07/01/2028	5.000%	7,000,000	7,689,640
City of Houston Combined Utility System
Refunding Revenue Bonds
Combination 1st Lien
Series 2017B
11/15/2034	5.000%	2,710,000	3,127,313
11/15/2035	5.000%	4,055,000	4,665,318
First Lien
Series 2016B
11/15/2034	5.000%	10,000,000	11,488,900
City of Lubbock
Limited General Obligation Notes
CTFS Obligation
Series 2016
02/15/2033	4.000%	1,000,000	1,051,810
02/15/2034	4.000%	1,000,000	1,048,400
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership
Series 2015
08/15/2035	5.500%	11,500,000	11,803,025
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2012B
11/01/2028	5.000%	21,380,000	22,816,095
Duncanville Independent School District(d)
Unlimited General Obligation Refunding Bonds
Capital Appreciation
Series 2005 (Permanent School Fund Guarantee)
02/15/2022	0.000%	2,000,000	1,855,640
Harris County-Houston Sports Authority
Refunding Revenue Bonds
2nd Lien
Series 2014C
11/15/2032	5.000%	500,000	550,260
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Cosmos Foundation, Inc.
Series 2011
05/15/2031	6.500%	535,000	601,303
05/15/2031	6.500%	465,000	522,627
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lower Colorado River Authority
Refunding Revenue Bonds
LCRA Transmission Services Corp.
Series 2011
05/15/2027	5.000%	11,195,000	12,049,850
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	4.000%	1,250,000	1,265,213
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	4,000,000	3,554,240
Series 2015A
07/01/2030	5.000%	7,800,000	6,936,540
New Hope Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2027	4.250%	615,000	616,033
08/15/2037	5.000%	530,000	534,139
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2017A
01/01/2034	5.000%	1,000,000	1,142,130
2nd Tier
Series 2015A
01/01/2032	5.000%	16,800,000	18,871,776
System-2nd Tier
01/01/2031	5.000%	1,415,000	1,572,603
Sam Rayburn Municipal Power Agency
Refunding Revenue Bonds
Series 2012
10/01/2021	5.000%	2,300,000	2,486,921
San Juan Higher Education Finance Authority
Prerefunded 08/15/20 Revenue Bonds
Idea Public Schools
Series 2010A
08/15/2024	5.750%	1,590,000	1,714,990
Texas City Industrial Development Corp.
Refunding Revenue Bonds
Arco Pipe Line Co. Project
Series 1990
10/01/2020	7.375%	3,000,000	3,329,550
Texas Water Development Board
Revenue Bonds
Series 2017A
04/15/2029	5.000%	3,000,000	3,572,280

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Uptown Development Authority
Prerefunded 09/01/19 Tax Allocation Bonds
Infrastructure Improvement Facilities
Series 2009
09/01/2022	5.000%	750,000	777,203
Total			184,318,766
Utah 0.1%
Salt Lake City Corp. Airport
Revenue Bonds
Series 2017B
07/01/2032	5.000%	1,000,000	1,162,180
07/01/2033	5.000%	1,000,000	1,157,930
Total			2,320,110
Vermont 0.9%
Vermont Educational & Health Buildings Financing Agency
Refunding Revenue Bonds
University of Vermont Medical Center
Series 2016A
12/01/2033	5.000%	12,445,000	13,966,899
Virginia 0.2%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/2026	4.250%	1,000,000	1,000,630
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/2030	5.000%	1,500,000	1,519,050
Total			2,519,680
Washington 1.1%
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2025	5.000%	2,960,000	2,954,406
12/01/2030	5.750%	2,820,000	2,823,074
State of Washington
Unlimited General Obligation Bonds
Series 2015A-1
08/01/2030	5.000%	8,720,000	10,051,021
Washington State Housing Finance Commission
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	320,000	347,168
07/01/2035	6.750%	1,090,000	1,182,399
Total			17,358,068
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
West Virginia 0.2%
West Virginia Hospital Finance Authority
Revenue Bonds
Charleston Area Medical Center, Inc.
Series 1993A Escrowed to Maturity
09/01/2023	6.500%	3,515,000	3,902,986
Wisconsin 1.4%
Public Finance Authority
Refunding Revenue Bonds
Celanese Project
Series 2016D
11/01/2030	4.050%	1,485,000	1,507,646
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2037	5.250%	1,000,000	1,092,630
State of Wisconsin
Revenue Bonds
Series 2009A
05/01/2022	5.000%	1,000,000	1,026,040
05/01/2023	5.125%	14,000,000	14,376,460
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
ProHealth Care, Inc. Obligated Group
Series 2015
08/15/2031	5.000%	1,000,000	1,109,660
Rogers Memorial Hospital, Inc.
Series 2014A
07/01/2034	5.000%	2,500,000	2,695,925
Total			21,808,361
Total Municipal Bonds (Cost $1,525,982,924)			1,585,065,216

Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.920%(h)	165,959	165,959
Total Money Market Funds (Cost $165,958)		165,959
Total Investments in Securities (Cost $1,535,278,882)		1,594,361,175
Other Assets & Liabilities, Net		8,842,452
Net Assets		$1,603,203,627

14	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2018.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2018, the value of these securities amounted to $16,900,473, which represents 1.05% of net assets.
(d)	Zero coupon bond.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2018, the value of these securities amounted to $88,184, which represents 0.01% of net assets.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2018.
(g)	Represents a security purchased on a when-issued basis.
(h)	The rate shown is the seven-day current annualized yield at July 31, 2018.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	9,130,000	—	9,130,000
Municipal Bonds	—	1,585,065,216	—	1,585,065,216
Money Market Funds	165,959	—	—	165,959
Total Investments in Securities	165,959	1,594,195,216	—	1,594,361,175
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
16	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 1.8%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.8%
Massachusetts Health & Educational Facilities Authority(a),(b)
Revenue Bonds
Partners Health
Series 2009P-2 (JPMorgan Chase Bank)
07/01/2027	0.900%	3,000,000	3,000,000
Tufts University
Series 2012N-2 (Wells Fargo Bank)
08/15/2034	1.460%	1,100,000	1,100,000
Total			4,100,000
Total Floating Rate Notes (Cost $4,100,000)			4,100,000

Municipal Bonds 97.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 1.4%
Massachusetts Port Authority
Refunding Revenue Bonds
Series 2014C
07/01/2031	5.000%	1,900,000	2,155,113
Revenue Bonds
Series 2015A
07/01/2026	5.000%	600,000	698,826
07/01/2027	5.000%	300,000	347,136
Total			3,201,075
Assisted Living 0.7%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/2027	5.125%	1,500,000	1,500,570
Charter Schools 1.8%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,800,000	1,932,390
International Charter School
Series 2015
04/15/2025	5.000%	500,000	554,520
04/15/2033	5.000%	1,335,000	1,429,758
Total			3,916,668
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 21.8%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Babson College
Series 2015A
10/01/2025	5.000%	600,000	692,700
10/01/2026	5.000%	200,000	231,042
Boston University
Series 2006BB2
10/01/2037	4.000%	2,120,000	2,193,098
College of the Holy Cross
Series 2016A
09/01/2034	5.000%	500,000	572,045
Emerson College
Series 2017A
01/01/2033	5.000%	1,500,000	1,682,925
01/01/2034	5.000%	1,000,000	1,119,390
Simmons College
Series 2015K-1
10/01/2026	5.000%	3,005,000	3,389,730
10/01/2028	5.000%	1,100,000	1,229,547
Tufts University
Series 2015Q
08/15/2030	5.000%	1,000,000	1,156,880
Western New England University
Series 2015
09/01/2032	5.000%	500,000	544,700
09/01/2033	5.000%	1,225,000	1,330,522
09/01/2034	5.000%	1,285,000	1,394,019
Woods Hole Oceanographic Institution
Series 2018
06/01/2036	5.000%	650,000	750,958
Worcester Polytechnic Institute
Series 2016
09/01/2033	5.000%	700,000	797,629
09/01/2034	5.000%	500,000	568,200
Series 2017
09/01/2035	5.000%	230,000	263,175
09/01/2037	5.000%	290,000	329,379
Revenue Bonds
Babson College
Series 2017
10/01/2032	5.000%	885,000	1,018,971
10/01/2033	5.000%	900,000	1,032,372
Bentley University
Series 2016
07/01/2035	4.000%	1,000,000	1,039,890
07/01/2036	4.000%	1,000,000	1,035,680
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Brandeis University
Series 2010O-2
10/01/2024	5.000%	5,000,000	5,199,900
Massachusetts College-Pharmacy & Allied Health
Series 2013
07/01/2025	5.000%	675,000	758,876
Merrimack College
Series 2012A
07/01/2027	5.000%	1,075,000	1,154,636
Simmons College
Series 2013J
10/01/2024	5.250%	500,000	566,205
10/01/2025	5.500%	450,000	511,965
Unrefunded Revenue Bonds
Suffolk University
Series 2009
07/01/2024	6.000%	745,000	770,323
Massachusetts Development Finance Agency(c)
Refunding Revenue Bonds
Brandeis University
Series 2018R
10/01/2035	5.000%	1,005,000	1,171,518
10/01/2036	5.000%	1,140,000	1,324,589
Massachusetts Health & Educational Facilities Authority
Refunding Revenue Bonds
Berklee College of Music
Series 2007
10/01/2032	5.000%	170,000	170,515
Revenue Bonds
Boston College
Series 2008M-1
06/01/2024	5.500%	3,000,000	3,542,460
Massachusetts Institute of Technology
Series 2002K
07/01/2022	5.500%	1,000,000	1,136,370
Northeastern University
Series 2008T-1
10/01/2028	5.000%	1,750,000	1,943,900
Series 2008T-2
10/01/2029	5.000%	4,045,000	4,482,952
Massachusetts State College Building Authority
Revenue Bonds
Series 2012A
05/01/2029	5.000%	3,000,000	3,303,870
Total			48,410,931
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 19.3%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Caregroup
Series 2015H-1
07/01/2030	5.000%	1,170,000	1,315,876
Series 2016I
07/01/2033	5.000%	3,000,000	3,354,810
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	3,000,000	3,367,890
08/15/2034	5.000%	2,250,000	2,495,857
Partners HealthCare System
Series 2015
07/01/2032	5.000%	2,795,000	3,180,906
Series 2016
07/01/2031	5.000%	3,000,000	3,470,130
South Shore Hospital
Series 2016I
07/01/2029	5.000%	2,000,000	2,251,360
UMass Memorial Healthcare
Series 2016I
07/01/2030	5.000%	2,295,000	2,574,921
Series 2017
07/01/2031	5.000%	1,000,000	1,122,940
Revenue Bonds
Baystate Medical Center
Series 2014N
07/01/2028	5.000%	1,000,000	1,116,800
07/01/2034	5.000%	1,500,000	1,648,620
Berkshire Health System
Series 2012G
10/01/2026	5.000%	1,200,000	1,309,032
CareGroup
Series 2018J1
07/01/2036	5.000%	985,000	1,100,836
07/01/2037	5.000%	1,035,000	1,153,973
Children’s Hospital
Series 2014P
10/01/2031	5.000%	1,200,000	1,367,412
Milford Regional Medical Center
Series 2014F
07/15/2026	5.000%	315,000	336,606
Southcoast Health System Obligation Group
Series 2013
07/01/2027	5.000%	1,050,000	1,153,814
UMass Memorial Healthcare
Series 2011H
07/01/2026	5.125%	2,000,000	2,133,240

2	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds
Boston Medical Center
Series 2012
07/01/2027	5.250%	1,850,000	2,016,148
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Milford Regional Medical Center
Series 2007E
07/15/2022	5.000%	1,230,000	1,241,279
Partners HealthCare System
Series 2010J-2
07/01/2022	5.000%	5,000,000	5,152,150
Total			42,864,600
Joint Power Authority 1.9%
Berkshire Wind Power Cooperative Corp.
Refunding Revenue Bonds
Berkshire Wind Project
Series 2017
07/01/2029	5.000%	1,000,000	1,157,930
Massachusetts Clean Energy Cooperative Corp.
Revenue Bonds
Municipal Lighting Plant Cooperative
Series 2013
07/01/2027	5.000%	2,720,000	3,053,962
Total			4,211,892
Local General Obligation 0.9%
Town of Braintree
Limited General Obligation Refunding Bonds
Series 2015
05/15/2027	5.000%	1,000,000	1,203,070
05/15/2028	5.000%	600,000	730,062
Total			1,933,132
Multi-Family 1.6%
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2033	5.000%	1,235,000	1,360,896
10/01/2034	5.000%	2,000,000	2,196,440
Total			3,557,336
Other Bond Issue 7.4%
Boston Housing Authority
Revenue Bonds
Capital Fund Program
Series 2008 (AGM)
04/01/2020	5.000%	2,135,000	2,141,106
04/01/2023	5.000%	1,865,000	1,870,614
04/01/2024	5.000%	3,250,000	3,259,685
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2014
05/01/2029	5.000%	1,000,000	1,147,470
05/01/2031	5.000%	1,000,000	1,141,240
Series 2017 (BAM)
05/01/2034	5.000%	500,000	575,585
05/01/2035	5.000%	500,000	573,925
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Broad Institute
Series 2017
04/01/2034	5.000%	2,500,000	2,913,175
04/01/2035	5.000%	2,350,000	2,730,183
Total			16,352,983
Prep School 0.7%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Dexter Southfield
Series 2015
05/01/2030	5.000%	1,035,000	1,151,851
Revenue Bonds
Park School
Series 2012
09/01/2021	5.000%	330,000	355,836
Total			1,507,687
Refunded / Escrowed 7.7%
Berkshire Wind Power Cooperative Corp.
Prerefunded 01/01/20 Revenue Bonds
Series 2010-1
07/01/2024	5.250%	3,785,000	3,973,493
07/01/2025	5.000%	2,000,000	2,092,660
Massachusetts Development Finance Agency
Prerefunded 07/01/20 Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/2030	6.375%	2,465,000	2,667,302
Prerefunded 07/01/22 Revenue Bonds
Boston Medical Center
Series 2012
07/01/2027	5.250%	1,845,000	2,072,581
Massachusetts State College Building Authority(d)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2028	0.000%	4,000,000	3,027,000

Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Water Pollution Abatement Trust (The)
Prerefunded 08/01/19 Revenue Bonds
State Revolving Fund
Series 2009-14
08/01/2024	5.000%	2,000,000	2,069,020
Puerto Rico Highway & Transportation Authority(e)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	1,075,000	1,198,152
Total			17,100,208
Retirement Communities 1.3%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-Berkshire Retirement Community
Series 2015
07/01/2031	5.000%	1,250,000	1,384,450
Massachusetts Development Finance Agency(f)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	1,500,000	1,491,915
Total			2,876,365
Sales Tax 8.1%
Massachusetts Bay Transportation Authority(d)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,000,000	2,098,860
07/01/2032	0.000%	5,105,000	3,158,770
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2005B (NPFGC)
07/01/2023	5.500%	2,890,000	3,356,706
Series 2006A
07/01/2022	5.250%	3,500,000	3,935,960
Series 2008B
07/01/2023	5.000%	910,000	1,035,780
Massachusetts School Building Authority
Revenue Bonds
Series 2011B
10/15/2027	5.000%	4,000,000	4,370,360
Total			17,956,436
Special Property Tax 1.9%
Metropolitan Boston Transit Parking Corp.
Revenue Bonds
Series 2011
07/01/2025	5.000%	3,210,000	3,478,356
07/01/2027	5.000%	775,000	838,418
Total			4,316,774
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Appropriated 0.6%
Massachusetts Development Finance Agency
Revenue Bonds
Visual & Performing Arts Project
Series 2000
08/01/2021	6.000%	1,345,000	1,422,244
State General Obligation 10.3%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2016I
12/01/2030	5.000%	3,000,000	3,504,240
Limited General Obligation Refunding Bonds
Series 2003D (NPFGC)
10/01/2020	5.500%	2,500,000	2,703,150
Series 2004B
08/01/2020	5.250%	3,000,000	3,212,550
Series 2006B (AGM)
09/01/2022	5.250%	4,000,000	4,522,000
Series 2016A
07/01/2032	5.000%	2,500,000	2,882,175
Unlimited General Obligation Refunding Bonds
Series 2004C (AMBAC)
12/01/2024	5.500%	5,000,000	5,979,750
Total			22,803,865
Student Loan 2.2%
Massachusetts Educational Financing Authority
Revenue Bonds
Issue I
Series 2010A
01/01/2022	5.500%	4,625,000	4,856,111
Turnpike / Bridge / Toll Road 2.2%
Massachusetts Transportation Trust Fund Metropolitan Highway System
Revenue Bonds
Series 2010B
01/01/2022	5.000%	2,180,000	2,280,040
01/01/2032	5.000%	2,400,000	2,499,504
Total			4,779,544
Water & Sewer 5.6%
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 2007B (AGM / TCRS)
08/01/2023	5.250%	5,500,000	6,346,065
Series 2012B
08/01/2028	5.000%	5,000,000	5,557,200

4	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Springfield Water & Sewer Commission
Refunding Revenue Bonds
General
Series 2012C
07/15/2026	5.000%	365,000	419,312
Total			12,322,577
Total Municipal Bonds (Cost $208,720,088)			215,890,998

Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.920%(g)	38,464	38,464
Total Money Market Funds (Cost $38,464)		38,464
Total Investments in Securities (Cost: $212,858,552)		220,029,462
Other Assets & Liabilities, Net		1,736,873
Net Assets		221,766,335
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2018.
(c)	Represents a security purchased on a when-issued basis.
(d)	Zero coupon bond.
(e)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2018, the value of these securities amounted to $1,198,152, which represents 0.54% of net assets.
(f)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2018, the value of these securities amounted to $1,491,915, which represents 0.67% of net assets.
(g)	The rate shown is the seven-day current annualized yield at July 31, 2018.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custody Receipts
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	4,100,000	—	4,100,000
Municipal Bonds	—	215,890,998	—	215,890,998
Money Market Funds	38,464	—	—	38,464
Total Investments in Securities	38,464	219,990,998	—	220,029,462
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
6	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Strategic New York Municipal Income Fund (formerly Columbia New York Tax-Exempt Fund ), July 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 1.9%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.9%
New York City Transitional Finance Authority(a),(b)
Subordinated Revenue Bonds
Future Tax Secured
Series 2016 (JPMorgan Chase Bank)
02/01/2045	1.500%	2,500,000	2,500,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	1.500%	1,500,000	1,500,000
Total			4,000,000
Total Floating Rate Notes (Cost $4,000,000)			4,000,000

Municipal Bonds 97.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 4.0%
New York City Industrial Development Agency(c)
Refunding Revenue Bonds
Trips Obligated Group
Series 2012A AMT
07/01/2028	5.000%	2,000,000	2,131,400
New York Transportation Development Corp.(c)
Refunding Revenue Bonds
American Airlines, Inc.
Series 2016 AMT
08/01/2031	5.000%	1,500,000	1,570,020
Revenue Bonds
Delta Air Lines, Inc., LaGuardia
Series 2018 AMT
01/01/2036	5.000%	2,000,000	2,221,840
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal
Series 2010
12/01/2042	6.000%	2,000,000	2,181,220
Total			8,104,480
Airport 1.5%
New York Transportation Development Corp.(c)
Revenue Bonds
LaGuardia Airport Terminal B Redevelopment Project
Series 2016 AMT
07/01/2046	4.000%	3,000,000	2,994,900
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charter Schools 1.4%
Build NYC Resource Corp.
Revenue Bonds
Bronx Charter School for Excellence
Series 2013
04/01/2033	5.000%	1,000,000	1,046,440
International Leadership Charter School
Series 2013
07/01/2033	5.750%	1,500,000	1,448,970
Build NYC Resource Corp.(d)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	265,000	253,547
Total			2,748,957
Health Services 0.8%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2040	5.000%	1,500,000	1,653,525
Higher Education 7.1%
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/2043	5.000%	1,000,000	1,110,170
Manhattan College Project
Series 2017
08/01/2042	4.000%	750,000	760,770
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2033	5.000%	230,000	261,574
07/01/2034	5.000%	500,000	567,740
Geneva Development Corp.
Refunding Revenue Bonds
Hobart & William Smith College
Series 2012
09/01/2025	5.000%	295,000	326,698
New York State Dormitory Authority
Refunding Revenue Bonds
Fordham University
Series 2017
07/01/2035	4.000%	1,000,000	1,052,070
Columbia Strategic New York Municipal Income Fund | Quarterly Report 2018	1

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund (formerly Columbia New York Tax-Exempt Fund ), July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New School
Series 2015A
07/01/2050	5.000%	1,500,000	1,648,665
Pratt Institute
Series 2015A
07/01/2044	5.000%	1,000,000	1,092,310
Series 2016A
07/01/2041	5.000%	500,000	559,505
St. John’s University
Series 2015A
07/01/2037	5.000%	1,000,000	1,116,080
Teacher’s College
Series 2017
07/01/2033	4.000%	500,000	524,460
Revenue Bonds
Consolidated City University System 5th General Resolution
Series 2008B
07/01/2027	5.000%	1,000,000	1,002,220
Manhattan Marymount College
Series 2009
07/01/2029	5.250%	1,500,000	1,536,465
St. John’s University
Series 2007C (NPFGC)
07/01/2026	5.250%	1,205,000	1,430,154
State University Dormitory Facilities
Series 2011A
07/01/2031	5.000%	1,000,000	1,083,600
Niagara Area Development Corp.
Revenue Bonds
Niagara University Project
Series 2012A
05/01/2035	5.000%	500,000	539,775
Total			14,612,256
Hospital 11.9%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2040	5.000%	1,000,000	1,074,850
Build NYC Resource Corp.
Refunding Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/2029	5.000%	225,000	248,828
07/01/2030	5.000%	180,000	198,448
Dutchess County Local Development Corp.
Revenue Bonds
Health Quest Systems, Inc.
Series 2016B
07/01/2041	4.000%	2,000,000	2,009,380
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014A
07/01/2044	5.000%	1,000,000	1,088,390
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Rochester General Hospital
Series 2013A
12/01/2032	5.000%	1,350,000	1,469,137
University of Rochester Project
Series 2017
07/01/2037	4.000%	500,000	523,285
Revenue Bonds
Unity Hospital-Rochester Project
Series 2010 (FHA)
08/15/2035	5.750%	2,000,000	2,199,160
Nassau County Local Economic Assistance Corp.
Revenue Bonds
Catholic Health Services-Long Island
Series 2014
07/01/2032	5.000%	750,000	818,393
New York State Dormitory Authority
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2047	4.000%	500,000	515,120
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2037	5.000%	2,000,000	2,223,220
NYU Hospitals Center
Series 2014
07/01/2036	5.000%	1,000,000	1,108,190
Series 2016
07/01/2040	4.000%	1,000,000	1,023,840
Revenue Bonds
Mount Sinai Hospital
Series 2010A
07/01/2026	5.000%	2,275,000	2,405,585
Series 2011A
07/01/2041	5.000%	2,000,000	2,148,380
Unrefunded Revenue Bonds
University of Rochester
Series 2009
07/01/2039	5.125%	130,000	134,018
New York State Dormitory Authority(e)
Refunding Revenue Bonds
Montefiore Obligation Group
Series 2018
08/01/2035	5.000%	350,000	395,542

2	Columbia Strategic New York Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund (formerly Columbia New York Tax-Exempt Fund ), July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority(d)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2037	5.000%	400,000	439,796
Suffolk County Economic Development Corp.
Unrefunded Revenue Bonds
Catholic Health Services
Series 2011
07/01/2028	5.000%	2,990,000	3,213,592
Westchester County Healthcare Corp.
Unrefunded Revenue Bonds
Senior Lien
Series 2010C-2
11/01/2037	6.125%	205,000	220,711
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2037	3.750%	1,000,000	944,740
Total			24,402,605
Human Service Provider 0.5%
Dutchess County Local Development Corp.
Revenue Bonds
Anderson Center Services, Inc. Project
Series 2010
10/01/2030	6.000%	1,000,000	1,028,860
Independent Power 0.3%
Suffolk County Industrial Development Agency(c)
Revenue Bonds
Nissequogue Cogen Partners Facility
Series 1998 AMT
01/01/2023	5.500%	610,000	610,250
Local Appropriation 1.1%
New York State Dormitory Authority(f)
Revenue Bonds
Capital Appreciation-Court Facilities-Westchester
Series 1998
08/01/2019	0.000%	1,200,000	1,181,316
Suffolk County Judicial Facilities Agency
Revenue Bonds
H. Lee Dennison Building
Series 2013
11/01/2025	5.000%	1,000,000	1,107,650
Total			2,288,966
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 6.3%
City of New York
Unlimited General Obligation Bonds
Series 2016B1
12/01/2032	5.000%	500,000	578,795
Series 2017B-1
10/01/2041	4.000%	1,000,000	1,038,080
Unlimited General Obligation Refunding Bonds
Fiscal 2015
Series 2014A
08/01/2031	5.000%	500,000	566,535
Series 2017C
08/01/2034	4.000%	1,500,000	1,592,550
Unrefunded Unlimited General Obligation Bonds
Subordinated Series 2009I-1
04/01/2027	5.125%	235,000	240,586
City of Syracuse(c)
Unlimited General Obligation Bonds
Airport Terminal Security Access Improvement
Series 2011 AMT
11/01/2036	5.000%	1,750,000	1,860,792
County of Erie
Limited General Obligation Bonds
Public Improvement
Series 2015A
09/15/2028	5.000%	275,000	316,478
County of Nassau
Limited General Obligation Bonds
Series 2017B
04/01/2037	5.000%	2,000,000	2,238,320
Limited General Obligation Refunding Bonds
Series 2016A
01/01/2038	5.000%	1,000,000	1,108,190
Mount Sinai Union Free School District
Unlimited General Obligation Refunding Bonds
Series 1992 (AMBAC)
02/15/2019	6.200%	1,005,000	1,030,829
New York State Dormitory Authority
Refunding Revenue Bonds
School Districts Bond Financing Program
Series 2016
10/01/2033	5.000%	560,000	640,982
Revenue Bonds
School Districts Bond Financing Program
Series 2013F
10/01/2021	5.000%	1,000,000	1,097,640

Columbia Strategic New York Municipal Income Fund | Quarterly Report 2018	3

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund (formerly Columbia New York Tax-Exempt Fund ), July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sullivan West Central School District
Unlimited General Obligation Refunding Bonds
Series 2012
04/15/2024	5.000%	500,000	572,615
Total			12,882,392
Multi-Family 4.9%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Empire Commons Student Housing
Series 2016
05/01/2031	5.000%	350,000	397,278
Revenue Bonds
Empire Commons Student Housing
Series 2016
05/01/2032	5.000%	400,000	452,260
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2045	5.000%	500,000	566,725
Housing Development Corp.
Revenue Bonds
Gateway Apartments
Series 2009A
09/15/2025	4.500%	165,000	168,892
Series 2009C-1
11/01/2034	5.500%	500,000	509,965
Series 2009M
11/01/2045	5.150%	1,250,000	1,263,075
Sustainable Neighborhood
Series 2017G
11/01/2047	3.700%	2,000,000	1,957,860
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2042	3.650%	750,000	744,000
Green Bond
Series 2017H
11/01/2047	3.650%	1,360,000	1,328,815
Series 2017L (GNMA)
11/01/2037	3.300%	540,000	515,452
Onondaga Civic Development Corp.
Revenue Bonds
Upstate Properties Development, Inc.
Series 2011
12/01/2041	5.250%	1,945,000	2,127,227
Total			10,031,549
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 4.0%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2044	5.000%	1,000,000	1,109,210
Series 2016B
09/01/2036	5.000%	1,000,000	1,131,050
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2026	5.000%	1,030,000	1,186,024
09/01/2045	5.000%	1,380,000	1,525,190
General
Series 2017
09/01/2047	5.000%	1,000,000	1,128,240
Series 2012A
09/01/2037	5.000%	2,000,000	2,190,340
Total			8,270,054
Other Industrial Development Bond 1.3%
New York Liberty Development Corp.
Revenue Bonds
Goldman Sachs Headquarters
Series 2007
10/01/2037	5.500%	260,000	330,460
Onondaga County Industrial Development Agency(c)
Revenue Bonds
Bristol-Meyers Squibb Co. Project
Series 1994 AMT
03/01/2024	5.750%	2,000,000	2,316,240
Total			2,646,700
Other Revenue 1.1%
Brooklyn Arena Local Development Corp.
Refunding Revenue Bonds
Barclays Center Project
Series 2016A
07/15/2042	5.000%	2,000,000	2,166,080
Pool / Bond Bank 1.0%
New York State Dormitory Authority
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2036	5.125%	15,000	15,586
New York State Environmental Facilities Corp.
Revenue Bonds
Series 2009A
06/15/2034	5.000%	2,000,000	2,056,320
Total			2,071,906

4	Columbia Strategic New York Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund (formerly Columbia New York Tax-Exempt Fund ), July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 6.6%
Port Authority of New York & New Jersey(c)
Refunding Revenue Bonds
193rd Series 2015 AMT
10/15/2035	5.000%	3,135,000	3,510,291
195th Series 2016 AMT
04/01/2036	5.000%	2,000,000	2,236,940
Consolidated 186th
Series 2014 AMT
10/15/2044	5.000%	1,000,000	1,099,900
Series 2018-207 AMT
09/15/2043	4.000%	1,500,000	1,531,215
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 85th
Series 1993
03/01/2028	5.375%	2,000,000	2,345,820
Consolidated 93rd
Series 1994
06/01/2094	6.125%	2,250,000	2,696,625
Total			13,420,791
Prep School 1.3%
Build NYC Resource Corp.
Refunding Revenue Bonds
Series 2015
06/01/2033	5.000%	500,000	560,015
06/01/2035	5.000%	700,000	780,822
New York State Dormitory Authority
Revenue Bonds
Convent-Sacred Heart
Series 2011 (AGM)
11/01/2035	5.625%	750,000	818,715
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2036	5.000%	500,000	555,475
Total			2,715,027
Recreation 2.2%
Build NYC Resource Corp.
Refunding Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2040	5.000%	900,000	980,811
Revenue Bonds
YMCA of Greater New York Project
Series 2012
08/01/2032	5.000%	500,000	534,485
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Industrial Development Agency
Revenue Bonds
Pilot-Queens Baseball Stadium
Series 2006 (AMBAC)
01/01/2024	5.000%	500,000	506,375
Pilot-Yankee Stadium
Series 2009 (AGM)
03/01/2049	7.000%	250,000	257,693
New York City Trust for Cultural Resources
Refunding Revenue Bonds
American Museum of Natural History
Series 2014S
07/01/2041	5.000%	2,000,000	2,241,700
Total			4,521,064
Refunded / Escrowed 13.0%
City of New York
Prerefunded 04/01/19 Unlimited General Obligation Bonds
Subordinated Series 2009I-1
04/01/2027	5.125%	1,265,000	1,296,511
Long Island Power Authority
Prerefunded 05/01/19 Revenue Bonds
Series 2008A
05/01/2033	6.000%	1,000,000	1,033,900
Metropolitan Transportation Authority
Prerefunded 11/15/19 Revenue Bonds
Series 2009B
11/15/2034	5.000%	1,000,000	1,044,790
Prerefunded 11/15/20 Revenue Bonds
Transportation
Series 2010D
11/15/2034	5.000%	1,350,000	1,452,290
Prerefunded 11/15/21 Revenue Bonds
Series 2011D
11/15/2036	5.000%	1,000,000	1,104,000
Prerefunded 11/15/22 Revenue Bonds
Series 2012E
11/15/2031	5.000%	1,000,000	1,130,080
Nassau County Industrial Development Agency
Prerefunded 03/01/20 Revenue Bonds
New York Institute of Technology Project
Series 2000A
03/01/2026	4.750%	1,210,000	1,268,661
Nassau County Interim Finance Authority
Prerefunded 05/15/19 Revenue Bonds
Sales Tax Secured
Series 2009
11/15/2024	5.000%	235,000	241,361
New York City Water & Sewer System
Prerefunded 06/15/21 Revenue Bonds
Series 2011AA
06/15/2044	5.000%	1,000,000	1,090,550

Columbia Strategic New York Municipal Income Fund | Quarterly Report 2018	5

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund (formerly Columbia New York Tax-Exempt Fund ), July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Prerefunded 03/01/19 Revenue Bonds
Teacher’s College
Series 2009
03/01/2039	5.500%	500,000	511,600
Prerefunded 03/15/19 Revenue Bonds
Education
Series 2008B
03/15/2036	5.750%	500,000	513,455
Prerefunded 05/01/19 Revenue Bonds
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/2037	5.500%	2,000,000	2,061,160
Prerefunded 07/01/19 Revenue Bonds
Mount Sinai School of Medicine
Series 2009
07/01/2039	5.125%	1,000,000	1,032,020
Pratt Institute
Series 2009C (AGM)
07/01/2039	5.125%	1,000,000	1,032,020
University of Rochester
Series 2009
07/01/2039	5.125%	870,000	898,667
Prerefunded 07/01/20 Revenue Bonds
New York University Hospital Center
Series 2011A
07/01/2031	5.750%	800,000	860,272
The New School
Series 2010
07/01/2040	5.500%	1,500,000	1,605,990
Prerefunded 10/01/19 Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2036	5.125%	985,000	1,026,606
Prerefunded 12/01/18 Revenue Bonds
Orange Regional Medical Center
Series 2008
12/01/2029	6.125%	900,000	914,310
New York State Thruway Authority Highway & Bridge Trust Fund
Prerefunded 04/01/19 Revenue Bonds
Series 2009A-1
04/01/2029	5.000%	1,000,000	1,023,750
Onondaga Civic Development Corp.
Prerefunded 07/01/19 Revenue Bonds
St. Joseph’s Hospital Health Center Project
Series 2014
07/01/2031	5.125%	1,000,000	1,033,420
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Suffolk County Economic Development Corp.
Prerefunded 07/01/21 Revenue Bonds
Catholic Health Services
Series 2011
07/01/2028	5.000%	510,000	555,966
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose
Series 1999B
01/01/2030	5.500%	1,800,000	1,977,534
Westchester County Healthcare Corp.
Prerefunded 11/01/20 Revenue Bonds
Senior Lien
Series 2010C
11/01/2037	6.125%	1,645,000	1,804,384
Total			26,513,297
Resource Recovery 1.0%
Build NYC Resource Corp.(c),(d)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014 AMT
01/01/2035	5.000%	750,000	804,750
Jefferson County Industrial Development Agency(c),(d)
Revenue Bonds
Green Bonds
Series 2014 AMT
01/01/2024	5.250%	1,280,000	1,220,198
Total			2,024,948
Retirement Communities 3.2%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jeffersons Ferry Project
Series 2016
11/01/2036	5.250%	750,000	851,325
New York State Dormitory Authority
Revenue Bonds
Miriam Osborn Memorial Home Association
Series 2012
07/01/2029	5.000%	1,000,000	1,023,160
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing Southold
Series 2010
12/01/2040	6.000%	1,225,000	1,310,787
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2044	5.000%	1,800,000	1,923,210

6	Columbia Strategic New York Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund (formerly Columbia New York Tax-Exempt Fund ), July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ulster County Capital Resource Corp.(d)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2047	5.250%	500,000	497,750
09/15/2053	5.250%	1,000,000	985,730
Total			6,591,962
Sales Tax 0.0%
Nassau County Interim Finance Authority
Unrefunded Revenue Bonds
Sales Tax Secured
Series 2009
11/15/2024	5.000%	15,000	15,400
Single Family 0.8%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2016-195
10/01/2046	4.000%	1,645,000	1,716,952
Special Non Property Tax 2.8%
Metropolitan Transportation Authority(f)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,500,000	1,499,550
New York City Transitional Finance Authority
Refunded Revenue Bonds
Future Tax Secured
Subordinated Series 2012B
11/01/2030	5.000%	500,000	556,025
New York City Transitional Finance Authority Building Aid
Revenue Bonds
Fiscal 2009
Series 2009S-3
01/15/2022	5.000%	1,000,000	1,015,630
Series 2009S-5
01/15/2032	5.000%	1,000,000	1,014,860
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2045	5.000%	1,500,000	1,683,495
Total			5,769,560
Special Property Tax 1.9%
Glen Cove Local Economic Assistance Corp.
Refunding Revenue Bonds
Garview Point Public Improvement Project
Series 2016
01/01/2056	5.000%	1,000,000	1,037,500
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2042	5.000%	2,500,000	2,835,775
Total			3,873,275
State Appropriated 1.6%
Erie County Industrial Development Agency (The)
Revenue Bonds
School District of Buffalo Project
Series 2011A
05/01/2032	5.250%	1,000,000	1,084,470
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System 2nd Generation
Series 1993A
07/01/2020	6.000%	2,000,000	2,117,200
Total			3,201,670
Student Loan 0.0%
State of New York Mortgage Agency
Revenue Bonds
New York State Higher Education Finance
Series 2009
11/01/2026	4.750%	75,000	76,425
Tobacco 2.6%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2034	5.000%	1,000,000	1,053,090
New York Counties Tobacco Trust VI
Refunding Revenue Bonds
Tobacco Settlement Pass-Through
Series 2016
06/01/2051	5.000%	2,000,000	2,085,380
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2041	5.000%	2,000,000	2,158,260
Total			5,296,730
Transportation 6.2%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2015F
11/15/2033	5.000%	2,500,000	2,826,700
Series 2017D
11/15/2042	4.000%	2,000,000	2,042,200

Columbia Strategic New York Municipal Income Fund | Quarterly Report 2018	7

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund (formerly Columbia New York Tax-Exempt Fund ), July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/2041	5.000%	1,000,000	1,115,110
Series 2005B (AMBAC)
11/15/2023	5.250%	1,250,000	1,441,925
Transportation
Series 2014B
11/15/2044	5.000%	2,000,000	2,197,560
Series 2015B
11/15/2040	5.000%	1,675,000	1,860,758
Transportation Program
Subordinated Series 2015A-1
11/15/2045	5.000%	1,000,000	1,107,680
Total			12,591,933
Turnpike / Bridge / Toll Road 5.4%
New York State Thruway Authority
Revenue Bonds
General
Series 2012I
01/01/2032	5.000%	2,000,000	2,176,280
Junior Lien
Series 2016A
01/01/2037	4.000%	2,165,000	2,226,551
Series 2014J
01/01/2041	5.000%	3,000,000	3,305,580
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
General Purpose
Series 2016A
11/15/2041	5.000%	3,000,000	3,395,940
Total			11,104,351
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 1.6%
New York City Water & Sewer System
Refunding Revenue Bonds
2nd General Resolution
Series 2016
06/15/2033	4.000%	1,570,000	1,659,176
Revenue Bonds
Series 2009EE
06/15/2040	5.250%	500,000	515,290
Niagara Falls Public Water Authority
Revenue Bonds
Series 2013A
07/15/2029	5.000%	1,000,000	1,107,900
Total			3,282,366
Total Municipal Bonds (Cost $192,951,262)			199,229,231

Total Investments in Securities (Cost: $196,951,262)	203,229,231
Other Assets & Liabilities, Net	1,391,538
Net Assets	204,620,769

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2018.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2018, the value of these securities amounted to $4,201,771, which represents 2.05% of net assets.
(e)	Represents a security purchased on a when-issued basis.
(f)	Zero coupon bond.
8	Columbia Strategic New York Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund (formerly Columbia New York Tax-Exempt Fund ), July 31, 2018 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	4,000,000	—	4,000,000
Municipal Bonds	—	199,229,231	—	199,229,231
Total Investments in Securities	—	203,229,231	—	203,229,231
Columbia Strategic New York Municipal Income Fund | Quarterly Report 2018	9

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund (formerly Columbia New York Tax-Exempt Fund ), July 31, 2018 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
10	Columbia Strategic New York Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments
Columbia AMT-Free New York Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 1.2%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.2%
New York City Transitional Finance Authority Future Tax Secured(a),(b)
Revenue Bonds
NYC Recovery
Subordinated Series 20021-C (JPMorgan Chase Bank)
11/01/2022	1.500%	1,475,000	1,475,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	1.500%	1,000,000	1,000,000
Total			2,475,000
Total Floating Rate Notes (Cost $2,475,000)			2,475,000

Municipal Bonds 98.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charter Schools 1.0%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2023	5.000%	1,780,000	1,777,615
Build NYC Resource Corp.(c)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	420,000	401,847
Total			2,179,462
Disposal 0.4%
Oneida-Herkimer Solid Waste Management Authority
Revenue Bonds
Series 2011
04/01/2020	5.000%	870,000	915,562
Health Services 2.3%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2030	5.000%	3,400,000	3,832,956
Revenue Bonds
Mount Sinai School of Medicine
Series 2010A
07/01/2021	5.000%	1,000,000	1,056,620
Total			4,889,576
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 8.3%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Albany College of Pharmacy & Health Services
Series 2014
12/01/2031	5.000%	500,000	549,980
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/2029	5.000%	225,000	254,423
06/01/2030	5.000%	300,000	338,709
Manhattan College Project
Series 2017
08/01/2033	5.000%	400,000	454,896
County of Saratoga
Revenue Bonds
Skidmore College Project
Series 2018
07/01/2033	5.000%	165,000	190,968
07/01/2034	5.000%	200,000	230,738
07/01/2035	5.000%	200,000	230,004
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2032	5.000%	220,000	251,198
Vassar College Project
Series 2017
07/01/2034	5.000%	500,000	576,425
Revenue Bonds
Marist College Project
Series 2015A
07/01/2029	5.000%	1,000,000	1,135,380
Geneva Development Corp.
Refunding Revenue Bonds
Hobart & William Smith College
Series 2012
09/01/2024	5.000%	600,000	664,470
09/01/2025	5.000%	300,000	332,235
Hempstead Town Local Development Corp.
Revenue Bonds
Hofstra University Project
Series 2013
07/01/2028	5.000%	1,170,000	1,298,723
Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Refunding Revenue Bonds
Barnard College
Series 2015A
07/01/2030	5.000%	700,000	803,761
New School
Series 2015A
07/01/2029	5.000%	450,000	509,409
Pratt Institute
Series 2015A
07/01/2034	5.000%	2,000,000	2,217,520
St. John’s University
Series 2015A
07/01/2030	5.000%	2,340,000	2,667,811
Teacher’s College
Series 2017
07/01/2029	5.000%	175,000	203,980
07/01/2030	5.000%	150,000	174,072
Revenue Bonds
Cornell University
Series 2009A
07/01/2025	5.000%	1,000,000	1,031,820
Culinary Institute of America
Series 2012
07/01/2028	5.000%	500,000	541,270
New York University
Series 1998A (NPFGC)
07/01/2020	5.750%	2,000,000	2,156,200
Rochester Institute of Technology
Series 2010
07/01/2021	5.000%	1,000,000	1,058,560
Total			17,872,552
Hospital 12.1%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2027	5.000%	400,000	447,224
07/01/2028	5.000%	360,000	400,842
Build NYC Resource Corp.
Refunding Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/2028	5.000%	150,000	166,400
07/01/2029	5.000%	175,000	193,533
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Saratoga
Revenue Bonds
Saratoga Hospital Project
Series 2013A
12/01/2024	5.000%	1,085,000	1,220,126
12/01/2025	5.000%	1,115,000	1,249,725
12/01/2027	5.000%	1,225,000	1,359,468
Dutchess County Local Development Corp.
Revenue Bonds
Series 2014A
07/01/2034	5.000%	300,000	330,405
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Highland Hospital Rochester Project
Series 2015
07/01/2025	5.000%	450,000	519,161
07/01/2026	5.000%	350,000	400,929
University of Rochester Project
Series 2017
07/01/2035	4.000%	1,285,000	1,354,968
Revenue Bonds
Rochester General Hospital (The)
Series 2017
12/01/2035	5.000%	1,000,000	1,113,650
Nassau County Local Economic Assistance Corp.
Refunding Revenue Bonds
Catholic Health Services
Series 2011
07/01/2020	5.000%	2,815,000	2,969,487
Revenue Bonds
Catholic Health Services of Long Island
Series 2014
07/01/2032	5.000%	1,250,000	1,363,987
07/01/2033	5.000%	675,000	733,907
New York State Dormitory Authority
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2034	4.000%	1,000,000	1,063,990
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	3,000,000	3,379,500
NYU Hospitals Center
Series 2014
07/01/2030	5.000%	1,000,000	1,126,080
07/01/2031	5.000%	1,000,000	1,123,170
Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2012
07/01/2027	5.000%	500,000	548,040

2	Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mount Sinai Hospital
Series 2010A
07/01/2026	5.000%	1,725,000	1,824,015
Series 2011A
07/01/2031	5.000%	2,000,000	2,160,720
New York State Dormitory Authority(c)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2031	5.000%	1,000,000	1,118,700
Total			26,168,027
Local Appropriation 1.2%
New York State Dormitory Authority
Revenue Bonds
Municipal Health Facilities
Subordinated Series 2001-2
01/15/2021	5.000%	2,500,000	2,503,975
Local General Obligation 13.7%
City of New York
Unlimited General Obligation Refunding Bonds
Series 2014J
08/01/2030	5.000%	1,500,000	1,704,960
Unlimited Obligation Refunding Notes
Series 2016C
08/01/2032	5.000%	2,000,000	2,286,980
City of Schenectady
Limited General Obligation Refunding Bonds
Series 2016 (AGM)
05/15/2026	5.000%	1,000,000	1,173,530
City of Syracuse
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014
08/15/2023	5.000%	405,000	458,156
Limited General Obligation Refunding Bonds
Series 2015A
03/01/2024	5.000%	1,000,000	1,140,070
City of Yonkers
Limited General Obligation Bonds
Series 2016A (AGM)
11/15/2028	5.000%	1,780,000	2,067,737
Series 2017A (BAM)
09/01/2028	5.000%	2,090,000	2,469,230
County of Allegany
Limited General Obligation Refunding Bonds
Public Improvement
Series 2014 (BAM)
09/15/2028	5.000%	1,375,000	1,561,381
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Erie
Limited General Obligation Bonds
Public Improvement
Series 2012A
04/01/2025	5.000%	500,000	550,675
County of Nassau
Limited General Obligation Bonds
Series 2017B
04/01/2033	5.000%	2,000,000	2,265,580
Limited General Obligation Refunding Bonds
Series 2016A
01/01/2032	5.000%	1,640,000	1,846,099
County of Rockland
Limited General Obligation Bonds
Series 2014A (AGM)
03/01/2024	5.000%	1,450,000	1,662,918
Monroe County Industrial Development Agency(d)
Revenue Bonds
Rochester Schools Modernization Program
Series 2018
05/01/2034	5.000%	750,000	877,305
New York State Dormitory Authority
Refunding Revenue Bonds
School Districts Bond Financing
Series 2013E (AGM)
10/01/2031	5.000%	500,000	560,055
School Districts Financing Program
Series 2015B (AGM)
10/01/2027	5.000%	2,010,000	2,331,942
Revenue Bonds
School Districts Building Financing Program
Series 2018
10/01/2032	5.000%	2,000,000	2,300,160
Ramapo Local Development Corp.
Refunding Revenue Bonds
Guaranteed
Series 2013
03/15/2028	5.000%	2,180,000	2,268,225
Town of Oyster Bay
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014B
08/15/2023	5.000%	1,850,000	2,065,710
Total			29,590,713
Multi-Family 2.3%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2028	5.000%	730,000	859,633
10/01/2029	5.000%	1,290,000	1,511,119

Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Revenue Bonds
Residential Institution for Children
Series 2008A-1
06/01/2033	5.000%	1,700,000	1,704,760
Onondaga County Trust for Cultural Resources
Refunding Revenue Bonds
Abby Lane Housing Corp. Project
Series 2017
05/01/2030	5.000%	420,000	478,296
05/01/2031	5.000%	400,000	452,256
Total			5,006,064
Municipal Power 5.7%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2034	5.000%	2,000,000	2,232,540
Series 2016B
09/01/2030	5.000%	4,500,000	5,172,795
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2032	5.000%	765,000	866,102
General
Series 2017
09/01/2035	5.000%	1,200,000	1,374,108
Series 2011A
05/01/2021	5.000%	1,000,000	1,083,410
Series 2012B
09/01/2026	5.000%	1,510,000	1,669,139
Total			12,398,094
Other Bond Issue 1.8%
Build NYC Resource Corp.
Revenue Bonds
Series 2015
07/01/2029	5.000%	545,000	622,455
07/01/2031	5.000%	715,000	810,831
New York Liberty Development Corp.
Refunding Revenue Bonds
4 World Trade Center Project
Series 2011
11/15/2031	5.000%	2,350,000	2,558,187
Total			3,991,473
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pool / Bond Bank 3.0%
New York State Dormitory Authority
Revenue Bonds
School Districts Financing Program
Series 2012B
10/01/2026	5.000%	3,000,000	3,307,230
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2022	5.000%	180,000	186,876
New York State Environmental Facilities Corp.
Revenue Bonds
Revolving Funds-New York City Municipal Water
Series 2008B
06/15/2021	5.000%	3,000,000	3,000,000
Total			6,494,106
Ports 4.1%
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 184th
Series 2014
09/01/2030	5.000%	2,000,000	2,290,100
Series 2018-209
07/15/2034	5.000%	2,500,000	2,936,850
Revenue Bonds
Consolidated 161st
Series 2009
10/15/2031	5.000%	3,390,000	3,530,414
Total			8,757,364
Prep School 1.4%
Build NYC Resource Corp.
Refunding Revenue Bonds
Horace Mann School Project
Series 2014
07/01/2026	5.000%	475,000	550,938
07/01/2027	5.000%	600,000	685,518
Series 2015
06/01/2026	5.000%	225,000	256,775
06/01/2028	5.000%	250,000	283,637
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2034	5.000%	450,000	502,704
01/01/2035	5.000%	590,000	657,278
Total			2,936,850

4	Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Recreation 0.7%
Build NYC Resource Corp.
Refunding Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2029	5.000%	430,000	482,189
Revenue Bonds
YMCA of Greater New York Project
Series 2012
08/01/2032	5.000%	500,000	534,485
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Museum of Modern Art
Series 2016S
04/01/2031	4.000%	500,000	545,790
Total			1,562,464
Refunded / Escrowed 13.8%
Elizabeth Forward School District(e)
Unlimited General Obligation Bonds
Capital Appreciation
Series 1994B Escrowed to Maturity (NPFGC)
09/01/2020	0.000%	2,210,000	2,126,042
Long Island Power Authority
Prerefunded 04/01/19 Revenue Bonds
Series 2009A
04/01/2021	5.250%	1,000,000	1,025,740
Metropolitan Transportation Authority
Prerefunded 11/15/18 Revenue Bonds
Series 2008
11/15/2023	6.250%	30,000	30,431
Prerefunded 11/15/20 Revenue Bonds
Transportation
Series 2010D
11/15/2028	5.250%	3,000,000	3,244,050
Prerefunded 11/15/24 Revenue Bonds
Series 2014C
11/15/2029	5.000%	3,000,000	3,509,730
New York State Dormitory Authority
Prerefunded 03/01/19 Revenue Bonds
Teacher’s College
Series 2009
03/01/2024	5.000%	1,000,000	1,020,320
Prerefunded 05/01/19 Revenue Bonds
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/2030	5.250%	4,000,000	4,114,880
Prerefunded 07/01/19 Revenue Bonds
Mount Sinai School of Medicine
Series 2009
07/01/2027	5.500%	4,000,000	4,141,640
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 07/01/20 Revenue Bonds
New York University Hospital Center
Series 2011A
07/01/2023	5.125%	1,000,000	1,063,630
Prerefunded 07/01/22 Revenue Bonds
St. John’s University
Series 2012A
07/01/2027	5.000%	470,000	522,631
New York State Dormitory Authority(e)
Revenue Bonds
Capital Appreciation-Memorial Sloan-Kettering Cancer Center
Series 2003-1 Escrowed to Maturity (NPFGC)
07/01/2025	0.000%	3,750,000	3,216,937
Puerto Rico Highway & Transportation Authority(f)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	355,000	395,669
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose
Series 1999B
01/01/2030	5.500%	2,000,000	2,197,260
Series 2011A
01/01/2025	5.000%	3,000,000	3,322,740
Total			29,931,700
Retirement Communities 2.7%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jeffersons Ferry Project
Series 2016
11/01/2036	5.250%	750,000	851,325
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Orchard Park
Series 2015
11/15/2029	5.000%	550,000	608,960
11/15/2030	5.000%	650,000	717,028
New York State Dormitory Authority
Revenue Bonds
Miriam Osborn Memorial Home Association
Series 2012
07/01/2026	5.000%	740,000	759,514
07/01/2027	5.000%	700,000	717,752
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2029	5.000%	1,000,000	1,084,480
07/01/2034	5.000%	1,000,000	1,075,050
Total			5,814,109

Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax 1.1%
Sales Tax Asset Receivable Corp.
Refunding Revenue Bonds
Fiscal 2015
Series 2014A
10/15/2024	5.000%	2,000,000	2,335,600
Single Family 0.5%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2038	3.625%	1,000,000	989,370
Special Non Property Tax 7.6%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Building Aid
Series 2018S-2A
07/15/2036	5.000%	2,000,000	2,313,980
Unrefunded Revenue Bonds
Future Tax Secured
Series 2009
05/01/2027	5.000%	3,525,000	3,614,641
New York City Transitional Finance Authority Building Aid
Revenue Bonds
Series 2018S-3
07/15/2034	5.000%	1,000,000	1,164,420
New York City Transitional Finance Authority Future Tax Secured
Subordinated Revenue Bonds
Future Tax
Series 2016E-1
02/01/2032	5.000%	3,000,000	3,432,630
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2027	5.000%	4,120,000	4,790,118
New York State Dormitory Authority
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/2026	5.500%	1,000,000	1,214,660
Total			16,530,449
Special Property Tax 0.5%
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2033	5.000%	1,000,000	1,152,870
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Appropriated 5.0%
Erie County Industrial Development Agency (The)
Revenue Bonds
School District of Buffalo Project
Series 2011A
05/01/2030	5.250%	1,440,000	1,570,104
New York State Dormitory Authority
Refunding Revenue Bonds
Consolidated Service Contract
Series 2009A
07/01/2024	5.000%	3,000,000	3,094,920
Revenue Bonds
State University Educational Facilities
3rd General Series 2005A (NPFGC)
05/15/2021	5.500%	1,000,000	1,100,940
New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract
Series 2008B
01/01/2026	5.000%	3,125,000	3,130,969
Series 2008C
01/01/2022	5.000%	2,000,000	2,003,820
Total			10,900,753
Tobacco 2.4%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2029	5.000%	3,000,000	3,045,510
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2031	5.000%	2,000,000	2,234,160
Total			5,279,670
Transportation 3.3%
Metropolitan Transportation Authority(e)
Refunding Revenue Bonds
Green Bonds
Series 2017C-2
11/15/2029	0.000%	1,500,000	1,032,120
Metropolitan Transportation Authority
Revenue Bonds
Series 2005B (AMBAC)
11/15/2024	5.250%	750,000	875,910
Series 2016C-1
11/15/2036	5.000%	3,000,000	3,385,530
Transportation
Series 2014B
11/15/2022	5.000%	1,000,000	1,123,050

6	Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds
Series 2008
11/15/2023	6.250%	685,000	694,590
Total			7,111,200
Turnpike / Bridge / Toll Road 2.5%
New York State Thruway Authority
Refunding Revenue Bonds
Series 2014K
01/01/2029	5.000%	1,850,000	2,104,838
01/01/2032	5.000%	1,000,000	1,131,450
Revenue Bonds
Junior Lien
Series 2016A
01/01/2033	5.000%	2,000,000	2,261,240
Total			5,497,528
Water & Sewer 1.1%
Buffalo Municipal Water Finance Authority
Refunding Revenue Bonds
Series 2015A
07/01/2028	5.000%	700,000	800,429
Rensselaer County Water Service & Sewer Authority
Revenue Bonds
Sewer Service
Series 2008
09/01/2028	5.100%	1,155,000	1,157,160
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Western Nassau County Water Authority
Revenue Bonds
Series 2015A
04/01/2027	5.000%	145,000	166,257
04/01/2028	5.000%	175,000	199,850
Total			2,323,696
Total Municipal Bonds (Cost $207,924,116)			213,133,227

Money Market Funds 0.1%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.920%(g)	247,027	247,027
Total Money Market Funds (Cost $247,027)		247,027
Total Investments in Securities (Cost: $210,646,143)		215,855,254
Other Assets & Liabilities, Net		502,263
Net Assets		216,357,517

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2018.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2018, the value of these securities amounted to $1,520,547, which represents 0.70% of net assets.
(d)	Represents a security purchased on a when-issued basis.
(e)	Zero coupon bond.
(f)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2018, the value of these securities amounted to $395,669, which represents 0.18% of net assets.
(g)	The rate shown is the seven-day current annualized yield at July 31, 2018.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	2,475,000	—	2,475,000
Municipal Bonds	—	213,133,227	—	213,133,227
Money Market Funds	247,027	—	—	247,027
Total Investments in Securities	247,027	215,608,227	—	215,855,254
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
8	Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 97.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 8.9%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Fairfield University
Series 2017R
07/01/2034	4.000%	1,000,000	1,024,870
University of New Haven
Series 2018
07/01/2033	5.000%	500,000	555,270
07/01/2034	5.000%	500,000	553,955
Connecticut State Health & Educational Facility Authority
Refunding Revenue Bonds
Connecticut College
Series 2016L
07/01/2033	4.000%	500,000	514,695
Connecticut State University
Series 2014O
11/01/2025	4.000%	2,000,000	2,138,980
Quinnipiac University
Series 2016M
07/01/2029	5.000%	2,000,000	2,267,820
Sacred Heart University Issue
Series 2017
07/01/2033	5.000%	300,000	340,587
Revenue Bonds
Trinity College
Series 1998F (NPFGC)
07/01/2021	5.500%	270,000	288,679
University of Connecticut
Revenue Bonds
Series 2018A
11/15/2035	5.000%	1,450,000	1,662,091
Total			9,346,947
Hospital 12.7%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Bridgeport Hospital
Series 2012D
07/01/2022	5.000%	1,400,000	1,555,106
Hartford Healthcare
Series 2014E
07/01/2034	5.000%	2,360,000	2,551,490
Middlesex Hospital
Series 2011N
07/01/2020	5.000%	1,365,000	1,445,726
07/01/2021	5.000%	1,000,000	1,083,900
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Trinity Health Corp.
Series 2016
12/01/2032	5.000%	2,000,000	2,286,220
Western Connecticut Health Network
Series 2011
07/01/2020	5.000%	1,630,000	1,727,034
Yale-New Haven Health
Series 2014A
07/01/2031	5.000%	2,500,000	2,794,900
Total			13,444,376
Investor Owned 5.0%
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project
Series 2011
09/01/2028	4.375%	5,000,000	5,291,450
Joint Power Authority 1.0%
Connecticut Municipal Electric Energy Cooperative
Revenue Bonds
Series 2012A
01/01/2027	5.000%	1,000,000	1,089,170
Local General Obligation 22.2%
City of Bridgeport
Unlimited General Obligation Bonds
Series 2014A (AGM)
07/01/2031	5.000%	1,350,000	1,491,426
Unlimited General Obligation Refunding Bonds
Series 2004C (NPFGC)
08/15/2021	5.500%	700,000	763,168
City of Hartford
Unlimited General Obligation Bonds
Series 2011A
04/01/2022	5.250%	1,325,000	1,422,546
Unlimited General Obligation Refunding Bonds
Series 2005C (NPFGC)
09/01/2019	5.000%	1,000,000	1,033,860
City of Middletown
Unlimited General Obligation Bonds
Series 2015
04/01/2026	5.000%	2,000,000	2,388,240
City of Milford
Unlimited General Obligation Refunding Bonds
Series 2017B
11/01/2030	4.000%	450,000	481,626
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of New Haven
Unlimited General Obligation Bonds
Series 2015 (AGM)
09/01/2027	5.000%	1,200,000	1,355,316
Unlimited General Obligation Refunding Bonds
Series 2015B (BAM)
08/15/2027	5.000%	750,000	847,042
City of Norwalk
Unlimited General Obligation Refunding Bonds
Series 2017B
07/01/2026	4.000%	750,000	830,048
City of Waterbury
Unlimited General Obligation Bonds
Lot A
Series 2015 (BAM)
08/01/2031	5.000%	500,000	568,100
08/01/2032	5.000%	500,000	566,405
Metropolitan District (The)
Unlimited General Obligation Bonds
Series 2018
07/15/2034	5.000%	500,000	575,725
07/15/2035	5.000%	1,000,000	1,146,860
Town of Bloomfield
Unlimited General Obligation Refunding Bonds
Series 2017
08/01/2029	4.000%	450,000	493,061
Town of Brookfield
Unlimited General Obligation Refunding Bonds
Series 2014
08/01/2025	5.000%	325,000	382,106
Town of Fairfield
Unlimited General Obligation Refunding Bonds
Series 2008
01/01/2020	5.000%	1,000,000	1,048,770
01/01/2022	5.000%	500,000	553,090
Town of Guilford
Unlimited General Obligation Refunding Bonds
Series 2016A
08/15/2029	4.000%	450,000	485,924
Town of Hamden
Unlimited General Obligation Bonds
Series 2014A (BAM)
08/15/2023	5.000%	320,000	352,467
Unlimited General Obligation Refunding Bonds
Series 2018A (BAM)
08/15/2030	5.000%	1,000,000	1,134,160
Town of North Haven
Unlimited General Obligation Bonds
Series 2007
07/15/2024	4.750%	1,150,000	1,313,461
07/15/2025	4.750%	1,150,000	1,326,076
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Town of Ridgefield
Unlimited General Obligation Refunding Bonds
Series 2009
09/15/2020	5.000%	1,130,000	1,208,998
Town of Stratford
Unlimited General Obligation Refunding Bonds
Series 2014
12/15/2032	5.000%	600,000	658,836
Town of Trumbull
Unlimited General Obligation Refunding Bonds
Series 2009
09/15/2021	4.000%	600,000	615,768
Series 2017B
09/01/2030	4.000%	350,000	379,915
Total			23,422,994
Multi-Family 2.0%
Bridgeport Housing Authority
Revenue Bonds
Custodial Receipts Energy Performance
Series 2009
06/01/2022	5.000%	1,035,000	1,027,465
06/01/2023	5.000%	1,085,000	1,069,843
Total			2,097,308
Pool / Bond Bank 3.3%
State of Connecticut Clean Water Fund - State Revolving Fund
Revenue Bonds
Green Bond
Series 2017A
05/01/2034	5.000%	3,000,000	3,496,140
Prep School 4.9%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Greenwich Academy
Series 2007E (AGM)
03/01/2026	5.250%	2,770,000	3,152,870
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/2027	5.250%	1,670,000	1,984,945
Total			5,137,815
Refunded / Escrowed 12.1%
City of Hartford
Prerefunded 04/01/21 Unlimited General Obligation Bonds
Series 2011A
04/01/2023	5.250%	1,325,000	1,436,127
04/01/2024	5.250%	1,325,000	1,436,128

2	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of New Britain
Unlimited General Obligation Refunding Bonds
Series 2016A Escrowed to Maturity (BAM)
03/01/2025	5.000%	10,000	11,640
Connecticut State Health & Educational Facilities Authority
Prerefunded 11/15/20 Revenue Bonds
Health System Catholic East
Series 2010
11/15/2029	4.750%	3,420,000	3,647,259
Connecticut State Health & Educational Facility Authority
Prerefunded 07/01/21 Revenue Bonds
Lawrence & Memorial Hospital
Series 2011S
07/01/2031	5.000%	2,000,000	2,160,720
Revenue Bonds
Sacred Heart University
Series 2011G Escrowed to Maturity
07/01/2020	5.000%	1,190,000	1,262,697
Harbor Point Infrastructure Improvement District
Prerefunded 04/01/20 Tax Allocation Bonds
Harbor Point Project
Series 2010A
04/01/2022	7.000%	1,728,000	1,857,773
Puerto Rico Highway & Transportation Authority(a)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	895,000	997,531
Total			12,809,875
Retirement Communities 1.0%
Connecticut State Health & Educational Facility Authority(b)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,000,000	1,041,090
Single Family 3.8%
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series 2016A-1
11/15/2045	4.000%	755,000	786,793
Subordinated Series 2017C-1
11/15/2027	2.800%	1,000,000	982,280
Subordinated Series 2017D-1
11/15/2032	3.200%	1,000,000	990,900
Subordinated Series 2018C-1
11/15/2038	3.625%	1,250,000	1,233,137
Total			3,993,110
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 5.2%
State of Connecticut Special Tax
Revenue Bonds
Transportation Infrastructure
Series 2009A
12/01/2019	4.500%	2,600,000	2,693,236
Series 2014A
09/01/2025	5.000%	2,500,000	2,802,525
Total			5,495,761
State Appropriated 3.5%
University of Connecticut
Revenue Bonds
Series 2009A
02/15/2023	5.000%	2,000,000	2,034,620
Series 2015A
02/15/2029	5.000%	1,500,000	1,661,820
Total			3,696,440
State General Obligation 1.7%
State of Connecticut
Unlimited General Obligation Bonds
Series 2018A
04/15/2031	5.000%	1,000,000	1,129,480
Unlimited General Obligation Refunding Bonds
Series 2005B (AMBAC)
06/01/2020	5.250%	600,000	634,308
Total			1,763,788
Water & Sewer 10.0%
Greater New Haven Water Pollution Control Authority
Refunding Revenue Bonds
Series 2014B
08/15/2031	5.000%	1,000,000	1,121,980
Series 2016A
11/15/2028	4.000%	150,000	161,727
11/15/2029	4.000%	500,000	534,530
11/15/2030	4.000%	400,000	425,812
11/15/2031	4.000%	100,000	106,228
11/15/2032	4.000%	440,000	464,768
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/2022	5.250%	1,370,000	1,541,921
08/01/2023	5.250%	500,000	575,115
27th Series 2012
08/01/2029	5.000%	2,945,000	3,249,366
29th Series 2014
08/01/2025	5.000%	500,000	568,190

Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
32nd Series 2016B
08/01/2035	4.000%	1,750,000	1,849,365
Total			10,599,002
Total Municipal Bonds (Cost $100,244,314)			102,725,266

Money Market Funds 0.3%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.920%(c)	283,477	283,477
Total Money Market Funds (Cost $283,476)		283,477
Total Investments in Securities (Cost: $100,527,790)		103,008,743
Other Assets & Liabilities, Net		2,499,620
Net Assets		105,508,363
Notes to Portfolio of Investments
(a)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2018, the value of these securities amounted to $997,531, which represents 0.95% of net assets.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2018, the value of these securities amounted to $1,041,090, which represents 0.99% of net assets.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2018.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
4	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Municipal Bonds	—	102,725,266	—	102,725,266
Money Market Funds	283,477	—	—	283,477
Total Investments in Securities	283,477	102,725,266	—	103,008,743
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Quarterly Report 2018	5

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 21, 2018